UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2013

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Balanced Fund -

Institutional Class

Semiannual Report

February 28, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Class A	.96%
Actual		$ 1,000.00	$ 1,054.40	$ 4.89
HypotheticalA		$ 1,000.00	$ 1,020.03	$ 4.81
Class T	1.17%
Actual		$ 1,000.00	$ 1,053.50	$ 5.96
HypotheticalA		$ 1,000.00	$ 1,018.99	$ 5.86
Class B	1.78%
Actual		$ 1,000.00	$ 1,050.50	$ 9.05
HypotheticalA		$ 1,000.00	$ 1,015.97	$ 8.90
Class C	1.71%
Actual		$ 1,000.00	$ 1,050.70	$ 8.69
HypotheticalA		$ 1,000.00	$ 1,016.31	$ 8.55
Institutional Class	.69%
Actual		$ 1,000.00	$ 1,056.30	$ 3.52
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.46

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Top Five Stocks as of February 28, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.7	4.7
QUALCOMM, Inc.	1.6	1.5
Exxon Mobil Corp.	1.6	1.5
Procter & Gamble Co.	1.5	1.3
Pfizer, Inc.	1.4	1.3
	8.8
Top Five Bond Issuers as of February 28, 2013
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	8.8	8.8
Fannie Mae	5.2	7.8
Freddie Mac	2.1	2.5
Ginnie Mae	1.7	2.2
Ginnie Mae guaranteed REMIC pass-thru certificates	0.5	0.4
	18.3
Top Five Market Sectors as of February 28, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	14.2	13.3
Information Technology	12.5	13.7
Health Care	8.6	7.6
Energy	8.5	8.5
Consumer Discretionary	8.1	7.4
Asset Allocation (% of fund's net assets)
As of February 28, 2013*		As of August 31, 2012**
	Stocks and Equity Futures 66.2%		Stocks and Equity Futures 63.7%
	Bonds 30.2%		Bonds 33.8%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Other Investments 0.2%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 3.3%		Short-Term Investments and Net Other Assets (Liabilities) 2.2%
* Foreign investments	8.8%	** Foreign investments	8.9%

Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable. A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 65.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.0%
Automobiles - 0.0%
General Motors Co. (a)	8,507	$ 231
Hotels, Restaurants & Leisure - 0.9%
Domino's Pizza, Inc.	45,480	2,166
Dunkin' Brands Group, Inc.	26,900	999
Icahn Enterprises LP rights	15,231	0
Starbucks Corp.	88,823	4,869
Yum! Brands, Inc.	49,996	3,274
		11,308
Internet & Catalog Retail - 0.9%
Liberty Media Corp. Interactive Series A (a)	264,228	5,517
priceline.com, Inc. (a)	7,057	4,852
		10,369
Media - 3.0%
Comcast Corp. Class A	363,197	14,452
DIRECTV (a)	65,390	3,150
Legend Pictures LLC (m)(n)	415	769
News Corp. Class A	364,477	10,497
Sirius XM Radio, Inc.	900,659	2,792
The Walt Disney Co.	59,600	3,254
Time Warner, Inc.	32,634	1,735
		36,649
Multiline Retail - 0.3%
Dollar General Corp. (a)	66,292	3,072
Specialty Retail - 1.4%
Cabela's, Inc. Class A (a)	9,340	473
CarMax, Inc. (a)	37,734	1,449
Limited Brands, Inc.	24,848	1,131
Lowe's Companies, Inc.	192,558	7,346
Tiffany & Co., Inc.	44,295	2,975
TJX Companies, Inc.	75,963	3,416
		16,790
Textiles, Apparel & Luxury Goods - 0.5%
PVH Corp.	36,242	4,416
Tumi Holdings, Inc.	4,233	100
Under Armour, Inc. Class A (sub. vtg.) (a)(f)	37,911	1,868
		6,384
TOTAL CONSUMER DISCRETIONARY		84,803
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 7.3%
Beverages - 2.3%
Anheuser-Busch InBev SA NV	21,329	$ 1,999
Coca-Cola Bottling Co. CONSOLIDATED	6,458	423
Coca-Cola FEMSA SAB de CV sponsored ADR	1,362	230
Coca-Cola Icecek A/S	18,562	439
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	9,770	434
Constellation Brands, Inc. Class A (sub. vtg.) (a)	50,897	2,252
Diageo PLC sponsored ADR	17,994	2,154
Embotelladora Andina SA sponsored ADR	11,152	467
Pernod Ricard SA	17,896	2,322
Remy Cointreau SA (f)	10,132	1,280
The Coca-Cola Co.	406,290	15,732
		27,732
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	183,779	9,395
Drogasil SA	23,600	272
Kroger Co.	143,396	4,189
United Natural Foods, Inc. (a)	100	5
Wal-Mart Stores, Inc.	33,902	2,400
		16,261
Food Products - 0.4%
Bunge Ltd.	18,910	1,401
Green Mountain Coffee Roasters, Inc. (a)	8,811	421
Mead Johnson Nutrition Co. Class A	26,130	1,957
Nestle SA	19,450	1,358
		5,137
Household Products - 1.5%
Colgate-Palmolive Co.	4,886	559
Procter & Gamble Co.	237,311	18,078
		18,637
Personal Products - 0.1%
L'Oreal SA	8,400	1,256
Nu Skin Enterprises, Inc. Class A	11,731	483
		1,739
Tobacco - 1.7%
Altria Group, Inc.	121,533	4,077
British American Tobacco PLC sponsored ADR	128,546	13,405
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.	23,921	$ 2,195
Souza Cruz SA	28,250	451
		20,128
TOTAL CONSUMER STAPLES		89,634
ENERGY - 7.2%
Energy Equipment & Services - 1.6%
Cameron International Corp. (a)	46,447	2,960
Ensco PLC Class A	56,766	3,414
Forum Energy Technologies, Inc.	28,365	757
Halliburton Co.	35,960	1,493
National Oilwell Varco, Inc.	53,672	3,657
Noble Corp.	61,474	2,202
Ocean Rig UDW, Inc. (United States) (a)	36,744	535
Oceaneering International, Inc.	14,577	927
Oil States International, Inc. (a)	5,822	443
Schlumberger Ltd.	35,216	2,742
Vantage Drilling Co. (a)	373,000	608
		19,738
Oil, Gas & Consumable Fuels - 5.6%
Anadarko Petroleum Corp.	66,514	5,293
Apache Corp.	17,563	1,304
Bonanza Creek Energy, Inc. (a)	14,600	494
Cabot Oil & Gas Corp.	3,900	242
Canadian Natural Resources Ltd.	14,800	452
Chevron Corp.	86,267	10,106
Cimarex Energy Co.	12,904	869
Cobalt International Energy, Inc. (a)	26,844	662
Concho Resources, Inc. (a)	7,792	701
ENI SpA sponsored ADR	19,300	879
EQT Corp.	20,300	1,281
Exxon Mobil Corp.	213,282	19,099
Falkland Oil & Gas Ltd. (a)	4,747	2
Hess Corp.	34,953	2,324
InterOil Corp. (a)	19,250	1,343
Marathon Oil Corp.	103,655	3,472
Marathon Petroleum Corp.	44,938	3,724
Murphy Oil Corp.	22,101	1,346
Noble Energy, Inc.	21,072	2,335
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Northern Tier Energy LP Class A	14,225	$ 412
Occidental Petroleum Corp.	37,886	3,119
PBF Energy, Inc. Class A	4,700	196
Phillips 66	23,207	1,461
Royal Dutch Shell PLC Class B sponsored ADR	33,531	2,258
Southcross Energy Partners LP	7,700	176
Suncor Energy, Inc.	86,090	2,609
The Williams Companies, Inc.	62,900	2,183
Western Gas Equity Partners LP	2,800	95
		68,437
TOTAL ENERGY		88,175
FINANCIALS - 10.2%
Capital Markets - 1.1%
Ameriprise Financial, Inc.	60,577	4,157
BlackRock, Inc. Class A	17,930	4,299
E*TRADE Financial Corp. (a)	44,456	476
Evercore Partners, Inc. Class A	13,200	537
State Street Corp.	33,704	1,907
TD Ameritrade Holding Corp.	39,764	756
The Blackstone Group LP	59,853	1,131
UBS AG	18,028	285
		13,548
Commercial Banks - 2.0%
CIT Group, Inc. (a)	25,420	1,064
Comerica, Inc.	17,700	609
First Horizon National Corp. (f)	90,913	966
Huntington Bancshares, Inc.	101,289	712
KBC Groupe SA	5,079	188
Lloyds Banking Group PLC (a)	491,700	404
M&T Bank Corp.	26,261	2,681
Synovus Financial Corp.	287,005	729
U.S. Bancorp	378,608	12,865
Wells Fargo & Co.	129,976	4,560
WMI Holdings Corp. (a)	4,454	3
		24,781
Consumer Finance - 1.7%
Capital One Financial Corp.	248,628	12,687
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services	75,167	$ 2,896
SLM Corp.	288,083	5,465
		21,048
Diversified Financial Services - 2.7%
Bank of America Corp.	698,181	7,841
Citigroup, Inc.	244,043	10,242
ING Groep NV (Certificaten Van Aandelen) (a)	22,596	181
JPMorgan Chase & Co.	301,407	14,745
		33,009
Insurance - 1.7%
ACE Ltd.	40,720	3,477
AFLAC, Inc.	31,738	1,585
Berkshire Hathaway, Inc.:
Class A (a)	13	1,984
Class B (a)	3,603	368
Direct Line Insurance Group PLC	199,800	640
Fairfax Financial Holdings Ltd. (sub. vtg.)	2,900	1,102
Hartford Financial Services Group, Inc.	115,132	2,718
Marsh & McLennan Companies, Inc.	41,008	1,523
MetLife, Inc.	62,523	2,216
The Travelers Companies, Inc.	38,131	3,066
Validus Holdings Ltd.	40,113	1,429
		20,108
Real Estate Investment Trusts - 0.7%
American Tower Corp.	54,610	4,238
Camden Property Trust (SBI)	8,691	601
Equity Lifestyle Properties, Inc.	16,110	1,187
Sun Communities, Inc.	23,942	1,114
The Macerich Co.	18,358	1,103
		8,243
Thrifts & Mortgage Finance - 0.3%
Ocwen Financial Corp. (a)	78,726	3,103
Washington Mutual, Inc. (a)	130,000	0
		3,103
TOTAL FINANCIALS		123,840
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 8.0%
Biotechnology - 2.1%
Amgen, Inc.	88,883	$ 8,125
Biogen Idec, Inc. (a)	23,461	3,903
BioMarin Pharmaceutical, Inc. (a)	22,210	1,288
CSL Ltd.	36,772	2,254
CSL Ltd. ADR	1,000	31
Gilead Sciences, Inc. (a)	171,718	7,334
Onyx Pharmaceuticals, Inc. (a)	30,631	2,307
Regeneron Pharmaceuticals, Inc. (a)	4,900	818
		26,060
Health Care Equipment & Supplies - 1.4%
Covidien PLC	91,480	5,815
Edwards Lifesciences Corp. (a)	20,591	1,769
Quidel Corp. (a)	73,770	1,746
Stryker Corp.	63,078	4,029
The Cooper Companies, Inc.	28,672	3,041
		16,400
Health Care Providers & Services - 1.1%
Catamaran Corp. (a)	21,082	1,132
CIGNA Corp.	66,291	3,875
Henry Schein, Inc. (a)	35,788	3,193
McKesson Corp.	25,156	2,670
Quest Diagnostics, Inc.	45,268	2,543
		13,413
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	48,444	2,009
Thermo Fisher Scientific, Inc.	25,219	1,861
		3,870
Pharmaceuticals - 3.1%
AbbVie, Inc.	164,457	6,072
Allergan, Inc.	43,950	4,765
Merck & Co., Inc.	109,841	4,694
Pfizer, Inc.	623,124	17,055
Sanofi SA sponsored ADR	20,009	945
Valeant Pharmaceuticals International, Inc. (Canada) (a)	64,682	4,362
		37,893
TOTAL HEALTH CARE		97,636
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 7.2%
Aerospace & Defense - 1.5%
Honeywell International, Inc.	97,076	$ 6,805
MTU Aero Engines Holdings AG	11,681	1,086
Textron, Inc.	149,048	4,300
United Technologies Corp.	66,490	6,021
		18,212
Building Products - 0.5%
Armstrong World Industries, Inc.	46,251	2,365
Owens Corning (a)	55,145	2,140
Quanex Building Products Corp.	86,850	1,729
		6,234
Commercial Services & Supplies - 0.5%
ADT Corp.	37,512	1,796
KAR Auction Services, Inc.	118,517	2,515
Stericycle, Inc. (a)	19,637	1,884
		6,195
Electrical Equipment - 0.6%
Regal-Beloit Corp.	39,678	3,066
Roper Industries, Inc.	33,980	4,234
		7,300
Industrial Conglomerates - 1.0%
Danaher Corp.	88,893	5,476
General Electric Co.	279,114	6,481
		11,957
Machinery - 1.8%
Caterpillar, Inc.	76,315	7,049
Cummins, Inc.	38,515	4,463
Deere & Co.	3,807	334
Fiat Industrial SpA	79,149	963
Illinois Tool Works, Inc.	65,023	3,999
Parker Hannifin Corp.	31,994	3,023
Volvo AB (B Shares)	105,210	1,578
		21,409
Professional Services - 0.3%
Manpower, Inc.	26,649	1,455
Randstad Holding NV	22,100	940
Verisk Analytics, Inc. (a)	24,050	1,407
		3,802
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.6%
J.B. Hunt Transport Services, Inc.	14,130	$ 982
Union Pacific Corp.	49,895	6,841
		7,823
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc.	19,066	4,318
TOTAL INDUSTRIALS		87,250
INFORMATION TECHNOLOGY - 12.3%
Communications Equipment - 2.9%
ADTRAN, Inc.	124,580	2,783
Ciena Corp. (a)	108,609	1,655
Finisar Corp. (a)	152,449	2,233
JDS Uniphase Corp. (a)	59,848	847
Juniper Networks, Inc. (a)	295,818	6,118
NETGEAR, Inc. (a)	54,699	1,863
QUALCOMM, Inc.	297,632	19,534
		35,033
Computers & Peripherals - 3.3%
Apple, Inc.	75,649	33,403
ASUSTeK Computer, Inc.	46,000	564
EMC Corp. (a)	15,724	362
Lenovo Group Ltd.	482,000	538
NCR Corp. (a)	80,205	2,212
SanDisk Corp. (a)	62,756	3,162
		40,241
Electronic Equipment & Components - 0.4%
Flextronics International Ltd. (a)	223,384	1,486
Jabil Circuit, Inc.	162,824	3,050
		4,536
Internet Software & Services - 1.4%
eBay, Inc. (a)	128,969	7,052
Google, Inc. Class A (a)	10,085	8,080
LinkedIn Corp. (a)	100	17
Mail.ru Group Ltd.:
GDR (g)	20,400	685
GDR (Reg. S)	10,228	343
Yandex NV (a)	57,900	1,343
		17,520
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 0.8%
Accenture PLC Class A	37,957	$ 2,822
Fidelity National Information Services, Inc.	61,214	2,305
Fiserv, Inc. (a)	5,350	439
The Western Union Co.	66,400	932
Visa, Inc. Class A	21,855	3,467
		9,965
Semiconductors & Semiconductor Equipment - 2.1%
Altera Corp.	107,811	3,819
Analog Devices, Inc.	198,620	8,982
ARM Holdings PLC sponsored ADR	20,400	888
ASAT Holdings Ltd. (a)	6,352	0
ASML Holding NV	8,711	618
Broadcom Corp. Class A	31,528	1,075
Fairchild Semiconductor International, Inc. (a)	48,366	690
Integrated Device Technology, Inc. (a)	78,692	535
Micron Technology, Inc. (a)	311,740	2,615
NXP Semiconductors NV (a)	89,210	2,883
ON Semiconductor Corp. (a)	186,489	1,492
PMC-Sierra, Inc. (a)	249,323	1,618
Samsung Electronics Co. Ltd.	535	762
Skyworks Solutions, Inc. (a)	7,571	161
		26,138
Software - 1.4%
Adobe Systems, Inc. (a)	3,467	136
Check Point Software Technologies Ltd. (a)	26,946	1,415
Citrix Systems, Inc. (a)	55,311	3,922
Electronic Arts, Inc. (a)	170,183	2,983
Fortinet, Inc. (a)	30,800	745
Guidewire Software, Inc. (a)	4,617	169
Jive Software, Inc. (a)	52,653	873
Oracle Corp.	181,384	6,214
Ubisoft Entertainment SA (a)	24,524	269
		16,726
TOTAL INFORMATION TECHNOLOGY		150,159
MATERIALS - 2.3%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	2,494	215
Albemarle Corp.	18,461	1,201
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Ashland, Inc.	17,894	$ 1,395
Eastman Chemical Co.	36,733	2,561
Ecolab, Inc.	26,943	2,062
FMC Corp.	29,900	1,802
LyondellBasell Industries NV Class A	55,992	3,282
Monsanto Co.	43,128	4,357
PPG Industries, Inc.	17,047	2,296
Sigma Aldrich Corp.	26,827	2,067
		21,238
Construction Materials - 0.1%
Vulcan Materials Co.	25,909	1,320
Containers & Packaging - 0.3%
Ball Corp.	34,722	1,542
Rock-Tenn Co. Class A	26,916	2,381
		3,923
Metals & Mining - 0.1%
Goldcorp, Inc.	42,409	1,384
TOTAL MATERIALS		27,865
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.0%
CenturyLink, Inc.	62,427	2,164
inContact, Inc. (a)	51,431	349
Level 3 Communications, Inc. (a)	34,100	681
Verizon Communications, Inc.	197,964	9,211
		12,405
Wireless Telecommunication Services - 0.6%
Crown Castle International Corp. (a)	10,300	719
SBA Communications Corp. Class A (a)	53,727	3,821
Sprint Nextel Corp. (a)	238,926	1,386
Vodafone Group PLC sponsored ADR	29,900	752
		6,678
TOTAL TELECOMMUNICATION SERVICES		19,083
UTILITIES - 2.3%
Electric Utilities - 1.2%
American Electric Power Co., Inc.	65,275	3,054
Duke Energy Corp.	76,445	5,294
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Edison International	76,094	$ 3,655
FirstEnergy Corp.	52,650	2,079
NextEra Energy, Inc.	8,796	632
		14,714
Gas Utilities - 0.1%
ONEOK, Inc.	12,874	579
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc.	75,958	1,823
The AES Corp.	159,557	1,854
		3,677
Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	92,247	1,977
NiSource, Inc.	39,497	1,094
PG&E Corp.	45,148	1,925
Sempra Energy	50,181	3,902
		8,898
TOTAL UTILITIES		27,868
TOTAL COMMON STOCKS (Cost $676,196)		796,313
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Jumptap, Inc. Series G (n)	49,842	359
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	173	0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $365)		359
Corporate Bonds - 7.5%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cobalt International Energy, Inc. 2.625% 12/1/19	$ 210	$ 217
Nonconvertible Bonds - 7.5%
CONSUMER DISCRETIONARY - 0.6%
Media - 0.6%
AOL Time Warner, Inc. 7.625% 4/15/31	500	679
Comcast Corp.:
4.65% 7/15/42	470	489
4.95% 6/15/16	15	17
5.15% 3/1/20	14	17
5.7% 5/15/18	515	620
6.4% 3/1/40	25	32
6.45% 3/15/37	238	305
COX Communications, Inc. 3.25% 12/15/22 (g)	136	137
Discovery Communications LLC:
3.7% 6/1/15	260	276
6.35% 6/1/40	236	288
NBCUniversal Media LLC:
3.65% 4/30/15	137	145
5.15% 4/30/20	431	512
6.4% 4/30/40	309	397
News America Holdings, Inc. 7.75% 12/1/45	576	797
News America, Inc.:
6.15% 3/1/37	235	280
6.15% 2/15/41	186	227
Time Warner Cable, Inc.:
4.5% 9/15/42	290	264
6.2% 7/1/13	18	18
6.75% 7/1/18	439	538
Time Warner, Inc.:
3.15% 7/15/15	9	9
5.875% 11/15/16	12	14
6.5% 11/15/36	232	280
Viacom, Inc.:
3.5% 4/1/17	583	628
4.375% 3/15/43 (g)	148	138
		7,107
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Beam, Inc. 1.875% 5/15/17	$ 76	$ 77
FBG Finance Ltd. 5.125% 6/15/15 (g)	23	25
Fortune Brands, Inc.:
5.375% 1/15/16	4	4
6.375% 6/15/14	369	395
Heineken NV:
1.4% 10/1/17 (g)	182	181
2.75% 4/1/23 (g)	191	186
SABMiller Holdings, Inc. 3.75% 1/15/22 (g)	285	305
		1,173
Food & Staples Retailing - 0.0%
Walgreen Co. 1.8% 9/15/17	160	162
Food Products - 0.1%
ConAgra Foods, Inc.:
1.9% 1/25/18	131	133
3.2% 1/25/23	152	152
4.65% 1/25/43	169	170
Kraft Foods, Inc.:
5.375% 2/10/20	387	462
6.125% 2/1/18	416	502
6.5% 8/11/17	375	454
6.5% 2/9/40	73	96
		1,969
Tobacco - 0.2%
Altria Group, Inc.:
2.85% 8/9/22	262	257
4.25% 8/9/42	262	250
9.7% 11/10/18	325	454
Philip Morris International, Inc. 4.875% 5/16/13	291	294
Reynolds American, Inc.:
3.25% 11/1/22	187	186
4.75% 11/1/42	289	283
6.75% 6/15/17	23	28
7.25% 6/15/37	409	535
		2,287
TOTAL CONSUMER STAPLES		5,591
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (g)	$ 364	$ 385
5.35% 3/15/20 (g)	327	360
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	371	399
5% 10/1/21	146	163
6.5% 4/1/20	24	29
FMC Technologies, Inc.:
2% 10/1/17	48	48
3.45% 10/1/22	87	88
Transocean, Inc. 5.05% 12/15/16	238	265
Weatherford International Ltd.:
4.95% 10/15/13	14	14
5.15% 3/15/13	18	18
		1,769
Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp.:
5.95% 9/15/16	16	18
6.375% 9/15/17	673	804
Apache Corp. 4.75% 4/15/43	243	252
DCP Midstream Operating LP 2.5% 12/1/17	168	170
Duke Energy Field Services:
5.375% 10/15/15 (g)	10	11
6.45% 11/3/36 (g)	375	421
El Paso Natural Gas Co. 5.95% 4/15/17	7	8
Enbridge Energy Partners LP 4.2% 9/15/21	438	463
Encana Holdings Finance Corp. 5.8% 5/1/14	23	24
Enterprise Products Operating LP 5.6% 10/15/14	16	17
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (g)	7	8
Marathon Petroleum Corp. 5.125% 3/1/21	215	250
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (g)	357	372
Motiva Enterprises LLC:
5.75% 1/15/20 (g)	156	187
6.85% 1/15/40 (g)	223	301
Nakilat, Inc. 6.067% 12/31/33 (g)	279	339
Nexen, Inc. 5.2% 3/10/15	7	8
Petro-Canada 6.05% 5/15/18	150	181
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	$ 354	$ 370
5.375% 1/27/21	551	602
5.75% 1/20/20	488	542
7.875% 3/15/19	399	488
Petroleos Mexicanos:
3.5% 1/30/23 (g)	285	279
4.875% 1/24/22	237	260
5.5% 1/21/21	369	422
5.5% 6/27/44	368	376
6% 3/5/20	21	25
6.5% 6/2/41	404	476
Phillips 66:
4.3% 4/1/22	338	373
5.875% 5/1/42	289	344
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	173	182
3.95% 9/15/15	202	217
6.125% 1/15/17	205	240
Spectra Energy Capital, LLC 5.65% 3/1/20	10	12
Spectra Energy Partners, LP:
2.95% 6/15/16	69	71
4.6% 6/15/21	90	96
Suncor Energy, Inc. 6.1% 6/1/18	395	479
Texas Eastern Transmission LP 6% 9/15/17 (g)	326	385
Western Gas Partners LP 5.375% 6/1/21	393	444
		10,517
TOTAL ENERGY		12,286
FINANCIALS - 3.6%
Capital Markets - 0.3%
BlackRock, Inc. 4.25% 5/24/21	165	185
Goldman Sachs Group, Inc.:
5.25% 7/27/21	96	109
5.625% 1/15/17	500	562
5.75% 1/24/22	183	215
5.95% 1/18/18	32	37
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
6% 6/15/20	$ 600	$ 716
6.15% 4/1/18	36	43
6.75% 10/1/37	187	212
Lazard Group LLC:
6.85% 6/15/17	31	36
7.125% 5/15/15	11	12
Morgan Stanley:
3.75% 2/25/23	578	584
4.75% 4/1/14	335	347
4.875% 11/1/22	365	385
5.75% 1/25/21	100	116
6.625% 4/1/18	600	714
		4,273
Commercial Banks - 0.5%
Bank of America NA 5.3% 3/15/17	420	471
Credit Suisse 6% 2/15/18	664	766
Fifth Third Bancorp 8.25% 3/1/38	94	131
Fifth Third Bank 4.75% 2/1/15	250	267
Fifth Third Capital Trust IV 6.5% 4/15/67 (j)	233	233
HBOS PLC 6.75% 5/21/18 (g)	180	200
Huntington Bancshares, Inc. 7% 12/15/20	97	120
JPMorgan Chase Bank 6% 10/1/17	250	296
KeyBank NA:
5.45% 3/3/16	294	332
5.8% 7/1/14	322	344
Marshall & Ilsley Bank 5% 1/17/17	259	285
Regions Bank:
6.45% 6/26/37	402	430
7.5% 5/15/18	282	344
Regions Financial Corp.:
5.75% 6/15/15	73	79
7.75% 11/10/14	229	252
Royal Bank of Scotland Group PLC 6.125% 12/15/22	694	728
UnionBanCal Corp. 5.25% 12/16/13	5	5
Wachovia Corp. 5.625% 10/15/16	27	31
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.:
3.625% 4/15/15	$ 218	$ 231
3.676% 6/15/16	160	174
		5,719
Consumer Finance - 0.4%
Discover Financial Services:
3.85% 11/21/22 (g)	462	473
5.2% 4/27/22	42	48
6.45% 6/12/17	1,019	1,197
General Electric Capital Corp.:
1% 12/11/15	289	291
2.1% 12/11/19	99	101
2.25% 11/9/15	633	656
2.95% 5/9/16	185	196
3.5% 6/29/15	192	204
6% 8/7/19	1,000	1,220
HSBC USA, Inc. 1.625% 1/16/18	314	315
Hyundai Capital America:
1.625% 10/2/15 (g)	122	123
2.125% 10/2/17 (g)	134	135
		4,959
Diversified Financial Services - 0.7%
Bank of America Corp.:
3.3% 1/11/23	501	500
3.875% 3/22/17	380	409
5.65% 5/1/18	205	238
5.75% 12/1/17	615	712
6.5% 8/1/16	300	346
BP Capital Markets PLC 4.742% 3/11/21	300	347
Citigroup, Inc.:
3.953% 6/15/16	397	427
4.05% 7/30/22	151	157
4.75% 5/19/15	1,151	1,235
5.875% 1/30/42	282	344
6.125% 5/15/18	212	254
6.5% 8/19/13	164	168
JPMorgan Chase & Co.:
2% 8/15/17	300	306
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.: - continued
3.15% 7/5/16	$ 430	$ 455
3.25% 9/23/22	374	378
4.35% 8/15/21	420	463
4.5% 1/24/22	134	149
4.95% 3/25/20	661	761
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (g)	216	221
TECO Finance, Inc.:
4% 3/15/16	96	103
5.15% 3/15/20	141	163
		8,136
Insurance - 0.7%
Allstate Corp. 6.2% 5/16/14	264	281
American International Group, Inc. 4.875% 9/15/16	257	287
Aon Corp.:
3.125% 5/27/16	376	397
3.5% 9/30/15	151	159
5% 9/30/20	133	152
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(j)	12	12
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	347	400
5.375% 3/15/17	6	7
6.625% 4/15/42	124	160
Liberty Mutual Group, Inc.:
5% 6/1/21 (g)	421	460
6.5% 3/15/35 (g)	327	368
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	233	264
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (g)	199	227
MetLife, Inc.:
1.756% 12/15/17 (e)	152	154
3.048% 12/15/22	313	313
4.75% 2/8/21	137	157
6.75% 6/1/16	290	342
Metropolitan Life Global Funding I:
3% 1/10/23 (g)	223	223
5.125% 6/10/14 (g)	255	270
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Monumental Global Funding III 5.5% 4/22/13 (g)	$ 18	$ 18
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	222	282
Pacific Life Insurance Co. 9.25% 6/15/39 (g)	203	297
Pacific LifeCorp:
5.125% 1/30/43 (g)	345	338
6% 2/10/20 (g)	386	444
Prudential Financial, Inc.:
4.5% 11/16/21	200	222
4.75% 9/17/15	500	547
5.8% 11/16/41	262	306
6.2% 11/15/40	134	163
7.375% 6/15/19	120	154
Symetra Financial Corp. 6.125% 4/1/16 (g)	38	42
Unum Group:
5.625% 9/15/20	270	312
5.75% 8/15/42	360	389
7.125% 9/30/16	19	22
		8,169
Real Estate Investment Trusts - 0.4%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	108	117
Boston Properties, Inc. 3.85% 2/1/23	432	458
BRE Properties, Inc. 5.5% 3/15/17	21	24
Camden Property Trust 2.95% 12/15/22	135	131
DDR Corp. 4.625% 7/15/22	247	267
Developers Diversified Realty Corp.:
4.75% 4/15/18	313	346
7.5% 4/1/17	203	242
9.625% 3/15/16	106	130
Duke Realty LP:
3.875% 10/15/22	274	281
4.375% 6/15/22	207	221
4.625% 5/15/13	5	5
5.4% 8/15/14	238	251
5.95% 2/15/17	57	65
6.25% 5/15/13	291	294
6.5% 1/15/18	285	338
6.75% 3/15/20	12	15
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
8.25% 8/15/19	$ 127	$ 165
Equity One, Inc.:
3.75% 11/15/22	400	393
5.375% 10/15/15	47	51
Federal Realty Investment Trust 5.9% 4/1/20	95	113
Health Care REIT, Inc. 2.25% 3/15/18	111	112
HRPT Properties Trust 5.75% 11/1/15	50	54
UDR, Inc. 5.5% 4/1/14	498	521
Washington (REIT) 5.25% 1/15/14	10	10
Weingarten Realty Investors 3.375% 10/15/22	68	67
		4,671
Real Estate Management & Development - 0.6%
BioMed Realty LP:
3.85% 4/15/16	390	415
4.25% 7/15/22	163	171
6.125% 4/15/20	126	147
Brandywine Operating Partnership LP:
3.95% 2/15/23	359	361
4.95% 4/15/18	155	172
5.7% 5/1/17	1,000	1,131
7.5% 5/15/15	44	49
Digital Realty Trust LP:
4.5% 7/15/15	172	183
5.25% 3/15/21	201	223
ERP Operating LP:
4.625% 12/15/21	540	606
4.75% 7/15/20	265	299
5.375% 8/1/16	117	133
5.75% 6/15/17	567	665
Liberty Property LP:
3.375% 6/15/23	185	183
4.125% 6/15/22	177	186
4.75% 10/1/20	394	434
5.125% 3/2/15	7	7
5.5% 12/15/16	12	14
6.625% 10/1/17	281	334
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP:
2.5% 12/15/17	$ 252	$ 255
4.5% 4/18/22	108	115
7.75% 8/15/19	23	29
Post Apartment Homes LP 3.375% 12/1/22	70	70
Prime Property Funding, Inc.:
5.125% 6/1/15 (g)	57	60
5.5% 1/15/14 (g)	6	6
5.7% 4/15/17 (g)	13	14
Regency Centers LP 5.25% 8/1/15	124	135
Simon Property Group LP:
2.75% 2/1/23	232	228
2.8% 1/30/17	82	87
4.125% 12/1/21	229	253
4.2% 2/1/15	138	146
Tanger Properties LP:
6.125% 6/1/20	478	586
6.15% 11/15/15	33	37
Ventas Realty LP 2% 2/15/18	227	228
		7,962
TOTAL FINANCIALS		43,889
HEALTH CARE - 0.4%
Biotechnology - 0.0%
Amgen, Inc. 5.15% 11/15/41	350	383
Celgene Corp. 2.45% 10/15/15	20	21
		404
Health Care Providers & Services - 0.3%
Aetna, Inc.:
1.5% 11/15/17	44	44
2.75% 11/15/22	178	174
4.125% 11/15/42	99	95
Express Scripts Holding Co. 4.75% 11/15/21	378	427
Express Scripts, Inc.:
3.125% 5/15/16	357	377
6.25% 6/15/14	98	105
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Medco Health Solutions, Inc.:
2.75% 9/15/15	$ 38	$ 40
4.125% 9/15/20	259	282
UnitedHealth Group, Inc.:
1.625% 3/15/19	107	107
2.75% 2/15/23	59	58
2.875% 3/15/23	463	461
3.95% 10/15/42	81	76
4.25% 3/15/43	300	296
WellPoint, Inc.:
3.3% 1/15/23	380	385
4.65% 1/15/43	403	408
		3,335
Pharmaceuticals - 0.1%
AbbVie, Inc.:
1.75% 11/6/17 (g)	358	363
2.9% 11/6/22 (g)	368	368
4.4% 11/6/42 (g)	359	365
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	120	121
3.25% 10/1/22	179	181
5% 8/15/14	23	24
Zoetis, Inc.:
1.875% 2/1/18 (g)	57	57
3.25% 2/1/23 (g)	138	139
4.7% 2/1/43 (g)	139	142
		1,760
TOTAL HEALTH CARE		5,499
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (g)	18	19
6.375% 6/1/19 (g)	309	369
United Technologies Corp. 4.5% 6/1/42	365	393
		781
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	$ 18	$ 19
6.9% 7/2/19	5	5
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	10	11
8.36% 1/20/19	9	9
		44
Industrial Conglomerates - 0.0%
General Electric Co. 4.125% 10/9/42	278	278
TOTAL INDUSTRIALS		1,103
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 5.95% 1/15/14	28	29
Office Electronics - 0.0%
Xerox Corp. 4.25% 2/15/15	12	13
TOTAL INFORMATION TECHNOLOGY		42
MATERIALS - 0.2%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	343	371
4.25% 11/15/20	186	204
4.375% 11/15/42	133	127
7.6% 5/15/14	214	231
		933
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	15	17
Metals & Mining - 0.1%
Anglo American Capital PLC 9.375% 4/8/14 (g)	211	230
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (g)	360	380
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Vale Overseas Ltd.:
4.375% 1/11/22	$ 200	$ 208
6.25% 1/23/17	503	575
		1,393
TOTAL MATERIALS		2,343
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
5.55% 8/15/41	1,223	1,380
6.3% 1/15/38	398	485
CenturyLink, Inc.:
5.15% 6/15/17	28	29
6% 4/1/17	70	76
6.15% 9/15/19	226	244
Embarq Corp.:
7.082% 6/1/16	190	218
7.995% 6/1/36	175	186
Verizon Communications, Inc.:
6.25% 4/1/37	187	231
6.9% 4/15/38	260	344
		3,193
Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de CV:
2.375% 9/8/16	276	286
3.125% 7/16/22	255	254
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.875% 10/1/19	440	519
6.35% 3/15/40	131	144
Vodafone Group PLC 5% 12/16/13	18	19
		1,222
TOTAL TELECOMMUNICATION SERVICES		4,415
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - 0.8%
Electric Utilities - 0.4%
American Electric Power Co., Inc.:
1.65% 12/15/17	$ 147	$ 147
2.95% 12/15/22	140	139
Cleveland Electric Illuminating Co. 5.65% 12/15/13	33	34
Duke Capital LLC 5.668% 8/15/14	16	17
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (g)	273	323
6.4% 9/15/20 (g)	569	684
Edison International 3.75% 9/15/17	226	246
FirstEnergy Corp.:
2.75% 3/15/18	157	157
4.25% 3/15/23	446	446
7.375% 11/15/31	589	700
FirstEnergy Solutions Corp.:
4.8% 2/15/15	92	98
6.05% 8/15/21	649	773
LG&E and KU Energy LLC:
2.125% 11/15/15	255	261
3.75% 11/15/20	49	52
Nevada Power Co.:
6.5% 5/15/18	165	205
6.5% 8/1/18	12	15
Pepco Holdings, Inc. 2.7% 10/1/15	240	249
Progress Energy, Inc. 6% 12/1/39	260	315
Sierra Pacific Power Co. 5.45% 9/1/13	12	12
		4,873
Gas Utilities - 0.0%
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	122	134
Independent Power Producers & Energy Traders - 0.1%
PPL Energy Supply LLC 6.5% 5/1/18	310	368
PSEG Power LLC 2.75% 9/15/16	90	94
		462
Multi-Utilities - 0.3%
Ameren Illinois Co. 6.125% 11/15/17	165	199
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	136	173
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.:
2.611% 9/30/66 (j)	$ 462	$ 432
7.5% 6/30/66 (j)	26	29
National Grid PLC 6.3% 8/1/16	183	213
NiSource Finance Corp.:
4.45% 12/1/21	155	170
5.25% 2/15/43	357	379
5.4% 7/15/14	11	12
5.45% 9/15/20	148	174
5.8% 2/1/42	199	222
5.95% 6/15/41	396	447
6.4% 3/15/18	11	13
6.8% 1/15/19	677	828
Sempra Energy:
2.3% 4/1/17	376	390
2.875% 10/1/22	154	154
Wisconsin Energy Corp. 6.25% 5/15/67 (j)	21	23
		3,858
TOTAL UTILITIES		9,327
TOTAL NONCONVERTIBLE BONDS		91,602
TOTAL CORPORATE BONDS (Cost $83,089)		91,819
U.S. Government and Government Agency Obligations - 8.9%

U.S. Treasury Inflation Protected Obligations - 0.1%
U.S. Treasury Inflation-Indexed Notes 0.625% 4/15/13	828	834
U.S. Treasury Obligations - 8.8%
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.1% 4/18/13 (i)	570	570
U.S. Treasury Bonds 2.75% 11/15/42	15,199	14,154
U.S. Treasury Notes:
0.25% 9/15/14	149	149
0.25% 8/15/15	379	379
0.375% 3/15/15	3,200	3,208
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.5% 7/31/17	$ 5,390	$ 5,356
0.75% 10/31/17	4,903	4,915
0.875% 11/30/16	1,361	1,380
0.875% 4/30/17	9	9
0.875% 1/31/18	12,674	12,751
0.875% 7/31/19	5,971	5,883
1.25% 2/29/20	12,338	12,334
1.375% 11/30/15	271	279
1.625% 8/15/22	12,360	12,162
1.75% 5/31/16	7,380	7,701
2.375% 8/31/14	15,000	15,485
2.375% 2/28/15	10,643	11,092
TOTAL U.S. TREASURY OBLIGATIONS		107,807
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $108,382)		108,641
U.S. Government Agency - Mortgage Securities - 1.8%

Fannie Mae - 0.8%
2.559% 6/1/36 (j)	9	10
2.944% 7/1/37 (j)	24	25
3% 4/1/27 to 2/1/43	1,013	1,066
3% 3/1/43 (h)	500	518
3.5% 10/1/40 to 3/1/43	1,459	1,546
3.5% 3/1/43 (h)	400	423
3.5% 3/1/43 (h)	100	106
3.5% 3/1/43 (h)	200	212
3.5% 4/1/43 (h)	200	211
4% 5/1/26 to 2/1/42	763	820
4% 3/1/43 (h)	300	320
4% 3/1/43 (h)	300	320
4% 3/1/43 (h)	300	320
4.5% 12/1/23 to 7/1/41	855	924
5% 12/1/35	752	817
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 6/1/33 to 8/1/37	$ 1,115	$ 1,224
6% 11/1/35 to 8/1/37	657	730
TOTAL FANNIE MAE		9,592
Freddie Mac - 0.5%
3% 2/1/43	100	103
3.439% 10/1/35 (j)	25	27
3.5% 3/1/43 (h)	500	526
4% 10/1/41	333	365
4.5% 5/1/39 to 10/1/41	1,936	2,083
5% 11/1/35 to 11/1/40	1,958	2,139
5.5% 10/1/38	889	964
TOTAL FREDDIE MAC		6,207
Ginnie Mae - 0.5%
3% 12/20/42	796	835
3.5% 11/15/41 to 8/15/42	585	631
4% 1/20/41 to 11/15/41	2,013	2,213
4.5% 5/20/40 to 9/20/40	1,400	1,536
5% 12/15/38 to 8/15/40	1,092	1,207
TOTAL GINNIE MAE		6,422
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $21,958)		22,221
Asset-Backed Securities - 0.2%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6717% 4/25/35 (j)	36	33
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2 Class M2, 0.8767% 4/25/35 (j)	2	2
Ally Master Owner Trust:
Series 2011-1 Class A2, 2.15% 1/15/16	310	314
Series 2011-3 Class A2, 1.81% 5/15/16	280	284
Series 2012-3 Class A2, 1.21% 6/15/17	370	372
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9017% 12/25/33 (j)	3	3
Series 2004-R2 Class M3, 1.0267% 4/25/34 (j)	4	3
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ameriquest Mortgage Securities, Inc. pass-thru certificates: - continued
Series 2005-R2 Class M1, 0.6517% 4/25/35 (j)	$ 93	$ 91
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9817% 3/25/34 (j)	2	2
Series 2004-W11 Class M2, 1.2517% 11/25/34 (j)	25	23
Series 2004-W7 Class M1, 1.0267% 5/25/34 (j)	27	25
Series 2006-W4 Class A2C, 0.3617% 5/25/36 (j)	57	20
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.0267% 4/25/34 (j)	101	94
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6507% 7/20/39 (g)(j)	2	2
Class B, 0.9507% 7/20/39 (g)(j)	12	5
Class C, 1.3007% 7/20/39 (g)(j)	15	0*
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3417% 12/25/36 (j)	82	42
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6567% 4/25/34 (j)	7	3
Series 2004-4 Class M2, 0.9967% 6/25/34 (j)	27	24
Fannie Mae Series 2004-T5 Class AB3, 1.0332% 5/28/35 (j)	2	1
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3767% 8/25/34 (j)	13	10
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0267% 3/25/34 (j)	1	0*
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9367% 1/25/35 (j)	43	18
Class M4, 1.2217% 1/25/35 (j)	16	2
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6681% 2/25/47 (g)(j)	106	72
GE Business Loan Trust:
Series 2003-1 Class A, 0.6312% 4/15/31 (g)(j)	7	7
Series 2006-2A:
Class A, 0.3812% 11/15/34 (g)(j)	33	31
Class B, 0.4812% 11/15/34 (g)(j)	12	10
Class C, 0.5812% 11/15/34 (g)(j)	20	14
Class D, 0.9512% 11/15/34 (g)(j)	8	5
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7517% 9/25/46 (g)(j)	61	61
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.4917% 8/25/33 (j)	29	26
Series 2003-5 Class A2, 0.9017% 12/25/33 (j)	1	1
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3917% 1/25/37 (j)	56	27
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3317% 11/25/36 (j)	$ 56	$ 54
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.64% 12/27/29 (j)	20	19
Series 2006-A Class 2C, 1.46% 3/27/42 (j)	43	2
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5017% 5/25/37 (j)	30	0*
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1767% 7/25/34 (j)	3	3
Series 2006-FM1 Class A2B, 0.3117% 4/25/37 (j)	43	36
Series 2006-OPT1 Class A1A, 0.4617% 6/25/35 (j)	60	53
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5417% 8/25/34 (j)	3	2
Series 2005-NC1 Class M1, 0.6417% 1/25/35 (j)	18	16
Series 2005-NC2 Class B1, 1.3717% 3/25/35 (j)	19	1
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7117% 9/25/35 (j)	65	53
Ocala Funding LLC:
Series 2005-1A Class A, 1.7007% 3/20/10 (d)(g)(j)	25	0
Series 2006-1A Class A, 1.6007% 3/20/11 (d)(g)(j)	53	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4517% 9/25/34 (j)	24	19
Class M4, 1.6517% 9/25/34 (j)	31	9
Series 2005-WCH1 Class M4, 1.0317% 1/25/36 (j)	67	54
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0017% 4/25/33 (j)	0*	0*
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9967% 3/25/35 (j)	54	45
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3547% 3/20/19 (FGIC Insured) (g)(j)	12	12
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.258% 6/15/33 (j)	57	39
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9267% 9/25/34 (j)	3	1
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0617% 9/25/34 (j)	1	1
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.865% 4/6/42 (g)(j)	60	1
Whinstone Capital Management Ltd. Series 1A Class B3, 2.101% 10/25/44 (g)(j)	81	71
TOTAL ASSET-BACKED SECURITIES (Cost $1,769)		2,118
Collateralized Mortgage Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.1%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7617% 1/25/35 (j)	$ 75	$ 72
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6313% 10/25/34 (j)	42	44
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.4007% 12/20/54 (g)(j)	271	231
Series 2006-2 Class C1, 1.1407% 12/20/54 (j)	242	206
Series 2006-3 Class C2, 1.2007% 12/20/54 (j)	50	43
Series 2006-4:
Class B1, 0.3807% 12/20/54 (j)	169	158
Class C1, 0.9607% 12/20/54 (j)	103	88
Class M1, 0.5407% 12/20/54 (j)	44	39
Series 2007-1:
Class 1C1, 0.8007% 12/20/54 (j)	84	71
Class 1M1, 0.5007% 12/20/54 (j)	54	48
Class 2C1, 1.0607% 12/20/54 (j)	38	32
Class 2M1, 0.7007% 12/20/54 (j)	70	63
Series 2007-2 Class 2C1, 1.0622% 12/17/54 (j)	97	83
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.752% 1/20/44 (j)	19	19
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.5367% 8/25/36 (j)	67	54
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4117% 5/25/47 (j)	31	22
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3717% 2/25/37 (j)	47	40
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4917% 7/25/35 (j)	79	76
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5492% 7/10/35 (g)(j)	20	18
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6517% 6/25/33 (g)(j)	3	3
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3885% 7/20/34 (j)	1	1
Structured Asset Securities Corp. Series 2003-15A Class 4A, 4.7816% 4/25/33 (j)	12	12
TOTAL PRIVATE SPONSOR		1,423
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class Series 2002-9 Class PC, 6% 3/25/17	$ 11	$ 12
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $414)		1,435
Commercial Mortgage Securities - 1.3%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4302% 2/14/43 (j)(l)	32	1
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38	75	76
Series 2005-1 Class A3, 4.877% 11/10/42	12	12
Series 2006-2 Class AAB, 5.7141% 5/10/45 (j)	51	54
Series 2006-5:
Class A2, 5.317% 9/10/47	212	212
Class A3, 5.39% 9/10/47	105	110
Series 2006-6 Class A3, 5.369% 10/10/45	150	163
Series 2007-4 Class A3, 5.806% 2/10/51 (j)	50	53
Series 2001-3 Class H, 6.562% 4/11/37 (g)	42	42
Series 2005-3 Class A3B, 5.09% 7/10/43 (j)	233	244
Series 2006-6 Class E, 5.619% 10/10/45 (g)	43	4
Series 2007-3:
Class A3, 5.5925% 6/10/49 (j)	125	125
Class A4, 5.5925% 6/10/49 (j)	156	179
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	164	187
Banc of America Large Loan, Inc. floater Series 2006-BIX1 Class G, 0.5312% 10/15/19 (g)(j)	16	16
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0517% 12/25/33 (g)(j)	2	2
Series 2005-3A:
Class A2, 0.6017% 11/25/35 (g)(j)	19	16
Class M1, 0.6417% 11/25/35 (g)(j)	3	2
Class M2, 0.6917% 11/25/35 (g)(j)	3	2
Class M3, 0.7117% 11/25/35 (g)(j)	3	2
Class M4, 0.8017% 11/25/35 (g)(j)	4	2
Series 2005-4A:
Class A2, 0.5917% 1/25/36 (g)(j)	54	42
Class B1, 1.6017% 1/25/36 (g)(j)	5	1
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2005-4A: - continued
Class M1, 0.6517% 1/25/36 (g)(j)	$ 17	$ 10
Class M2, 0.6717% 1/25/36 (g)(j)	5	3
Class M3, 0.7017% 1/25/36 (g)(j)	8	4
Class M4, 0.8117% 1/25/36 (g)(j)	4	2
Class M5, 0.8517% 1/25/36 (g)(j)	4	1
Class M6, 0.9017% 1/25/36 (g)(j)	4	1
Series 2006-1:
Class A2, 0.5617% 4/25/36 (g)(j)	8	7
Class M1, 0.5817% 4/25/36 (g)(j)	3	2
Class M2, 0.6017% 4/25/36 (g)(j)	3	2
Class M3, 0.6217% 4/25/36 (g)(j)	3	2
Class M4, 0.7217% 4/25/36 (g)(j)	2	1
Class M5, 0.7617% 4/25/36 (g)(j)	1	1
Class M6, 0.8417% 4/25/36 (g)(j)	3	1
Series 2006-2A:
Class A1, 0.4317% 7/25/36 (g)(j)	141	110
Class A2, 0.4817% 7/25/36 (g)(j)	7	6
Class B1, 1.0717% 7/25/36 (g)(j)	3	0*
Class M1, 0.5117% 7/25/36 (g)(j)	8	4
Class M2, 0.5317% 7/25/36 (g)(j)	5	2
Class M3, 0.5517% 7/25/36 (g)(j)	5	2
Class M4, 0.6217% 7/25/36 (g)(j)	3	1
Class M5, 0.6717% 7/25/36 (g)(j)	4	1
Class M6, 0.7417% 7/25/36 (g)(j)	6	1
Series 2006-3A:
Class M4, 0.6317% 10/25/36 (g)(j)	6	1
Class M5, 0.6817% 10/25/36 (g)(j)	7	0*
Series 2006-4A Class M6, 0.7217% 12/25/36 (g)(j)	4	0*
Series 2007-1 Class A2, 0.4717% 3/25/37 (g)(j)	29	17
Series 2007-2A:
Class A1, 0.4717% 7/25/37 (g)(j)	28	20
Class A2, 0.5217% 7/25/37 (g)(j)	26	13
Class M1, 0.5717% 7/25/37 (g)(j)	9	3
Class M2, 0.6117% 7/25/37 (g)(j)	5	1
Class M3, 0.6917% 7/25/37 (g)(j)	5	0*
Class M4, 0.8517% 7/25/37 (g)(j)	10	1
Class M5, 0.9517% 7/25/37 (g)(j)	9	0*
Class M6, 1.2017% 7/25/37 (g)(j)	6	0*
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2007-3:
Class A2, 0.4917% 7/25/37 (g)(j)	$ 32	$ 17
Class B1, 1.1517% 7/25/37 (g)(j)	6	0*
Class B2, 1.8017% 7/25/37 (g)(j)	3	0*
Class M1, 0.5117% 7/25/37 (g)(j)	6	2
Class M2, 0.5417% 7/25/37 (g)(j)	6	2
Class M3, 0.5717% 7/25/37 (g)(j)	10	2
Class M4, 0.7017% 7/25/37 (g)(j)	15	3
Class M5, 0.8017% 7/25/37 (g)(j)	8	1
Class M6, 1.0017% 7/25/37 (g)(j)	6	1
Series 2007-4A:
Class M1, 1.1517% 9/25/37 (g)(j)	11	1
Class M2, 1.2517% 9/25/37 (g)(j)	11	1
Class M4, 1.8017% 9/25/37 (g)(j)	27	1
Class M5, 1.9517% 9/25/37 (g)(j)	17	1
Series 2007-5A, Class IO, 4.186% 10/25/37 (g)(j)(l)	300	25
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8512% 3/15/19 (g)(j)	17	17
Class J, 1.0512% 3/15/19 (g)(j)	18	18
Series 2007-BBA8:
Class D, 0.4512% 3/15/22 (g)(j)	25	23
Class E, 0.5012% 3/15/22 (g)(j)	128	118
Class F, 0.5512% 3/15/22 (g)(j)	78	71
Class G, 0.6012% 3/15/22 (g)(j)	20	18
Class H, 0.7512% 3/15/22 (g)(j)	25	22
Class J, 0.9012% 3/15/22 (g)(j)	25	21
sequential payer:
Series 2004-PWR3 Class A3, 4.487% 2/11/41	2	2
Series 2007-PW16 Class A4, 5.7166% 6/11/40 (j)	44	51
Series 2006-PW13 Class A3, 5.518% 9/11/41	265	270
Series 2006-PW14 Class X2, 0.6687% 12/11/38 (g)(j)(l)	708	4
Series 2006-T22 Class A4, 5.5728% 4/12/38 (j)	9	10
Series 2007-PW18 Class X2, 0.3087% 6/11/50 (g)(j)(l)	4,853	42
Series 2007-T28 Class X2, 0.1575% 9/11/42 (g)(j)(l)	2,645	12
C-BASS Trust floater Series 2006-SC1 Class A, 0.4717% 5/25/36 (g)(j)	29	27
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (g)	$ 88	$ 92
Class XCL, 1.3266% 5/15/35 (g)(j)(l)	296	5
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2 Class H, 0.5712% 8/15/21 (g)(j)	4	4
Series 2008-C7 Class A2B, 6.0632% 12/10/49 (j)	45	45
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	430	488
Series 2007-CD4 Class A3, 5.293% 12/11/49	73	75
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8027% 5/15/46 (j)	75	80
Series 2006-C1 Class B, 5.359% 8/15/48	225	26
Series 2007-C2 Class B, 5.617% 4/15/47 (j)	84	37
COMM pass-thru certificates:
floater:
Series 2001-J2A Class A2F, 0.7022% 7/16/34 (g)(j)	0*	0*
Series 2005-F10A Class J, 1.0512% 4/15/17 (g)(j)	6	5
Series 2005-FL11:
Class C, 0.5012% 11/15/17 (g)(j)	46	44
Class D, 0.5412% 11/15/17 (g)(j)	2	2
Class E, 0.5912% 11/15/17 (g)(j)	9	8
Class F, 0.6512% 11/15/17 (g)(j)	7	6
Class G, 0.7012% 11/15/17 (g)(j)	5	4
Series 2006-FL12 Class AJ, 0.3312% 12/15/20 (g)(j)	107	103
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	214	219
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (g)	93	93
Class AJFX, 5.478% 2/5/19 (g)	200	201
Commercial Mortgage pass-thru certificates Series 2004-LB4A Class A5, 4.84% 10/15/37	600	630
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (j)	21	21
Series 2006-C4 Class AAB, 5.439% 9/15/39	119	120
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)	68	77
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5512% 4/15/22 (g)(j)	268	235
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	$ 32	$ 33
Series 2001-CK6 Class AX, 1.0608% 8/15/36 (j)(l)	16	0*
Series 2001-CKN5 Class AX, 1.5108% 9/15/34 (g)(j)(l)	67	0*
Series 2006-C1 Class A3, 5.4088% 2/15/39 (j)	228	230
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3512% 2/15/22 (g)(j)	28	27
Class C:
0.3712% 2/15/22 (g)(j)	84	79
0.4712% 2/15/22 (g)(j)	30	28
Class F, 0.5212% 2/15/22 (g)(j)	60	56
sequential payer Series 2007-C1 Class A2, 5.268% 2/15/40	37	37
Series 2007-C1:
Class ASP, 0.381% 2/15/40 (j)(l)	1,088	4
Class B, 5.487% 2/15/40 (g)(j)	115	17
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	443	503
Series 2001-1 Class X1, 1.8773% 5/15/33 (g)(j)(l)	35	1
Series 2007-C1 Class XP, 0.1604% 12/10/49 (j)(l)	546	1
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3892% 11/5/21 (g)(j)	28	27
sequential payer Series 2007-GG11 Class A2, 5.597% 12/10/49	95	96
Series 2007-GG11 Class A1, 0.2381% 12/10/49 (g)(j)(l)	1,198	6
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.5777% 6/6/20 (g)(j)	14	14
Class F, 0.6477% 6/6/20 (g)(j)	38	38
Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (g)(j)	160	160
Class C, 2.0056% 3/6/20 (g)(j)	44	44
Class D, 2.2018% 3/6/20 (g)(j)	117	118
Class F, 2.6334% 3/6/20 (g)(j)	4	4
Class G, 2.7903% 3/6/20 (g)(j)	2	2
Series 2006-GG6 Class A2, 5.506% 4/10/38	164	170
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	$ 17	$ 17
Series 2007-GG10 Class A2, 5.778% 8/10/45	16	17
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.3712% 11/15/18 (g)(j)	37	36
Class C, 0.4112% 11/15/18 (g)(j)	26	25
Class D, 0.4312% 11/15/18 (g)(j)	8	7
Class E, 0.4812% 11/15/18 (g)(j)	11	10
Class F, 0.5312% 11/15/18 (g)(j)	17	15
Class G, 0.5612% 11/15/18 (g)(j)	14	12
Class H, 0.7012% 11/15/18 (g)(j)	11	9
sequential payer:
Series 2006-CB14 Class A3B, 5.4965% 12/12/44 (j)	117	119
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (j)	21	22
Class A3, 5.336% 5/15/47	31	35
Series 2007-LD11 Class A2, 5.7974% 6/15/49 (j)	114	117
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	76	77
Class A3, 5.42% 1/15/49	414	473
Series 2005-LDP3 Class A3, 4.959% 8/15/42	84	84
Series 2006-CB17 Class A3, 5.45% 12/12/43	14	14
Series 2007-CB18 Class A3, 5.447% 6/12/47 (j)	51	52
Series 2007-CB19:
Class B, 5.7259% 2/12/49 (j)	6	2
Class C, 5.7259% 2/12/49 (j)	17	5
Class D, 5.7259% 2/12/49 (j)	18	3
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (j)	6	0*
Class ES, 5.562% 1/15/49 (g)(j)	39	2
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8939% 7/15/44 (j)	58	67
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	1	1
Series 2006-C6:
Class A2, 5.262% 9/15/39 (j)	1	1
Class A4, 5.372% 9/15/39	34	39
Series 2006-C7 Class A2, 5.3% 11/15/38	43	46
Series 2007-C1 Class A4, 5.424% 2/15/40	210	240
Series 2006-C6 Class XCP, 0.6751% 9/15/39 (j)(l)	288	1
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2007-C1 Class XCP, 0.4249% 2/15/40 (j)(l)	$ 102	$ 0*
Series 2007-C6 Class A4, 5.858% 7/15/40 (j)	94	109
Series 2007-C7:
Class A3, 5.866% 9/15/45	75	87
Class XCP, 0.2757% 9/15/45 (j)(l)	4,704	24
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4312% 9/15/21 (g)(j)	24	24
Class E, 0.4912% 9/15/21 (g)(j)	86	83
Class F, 0.5412% 9/15/21 (g)(j)	52	49
Class G, 0.5612% 9/15/21 (g)(j)	102	96
Class H, 0.6012% 9/15/21 (g)(j)	26	24
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4232% 1/12/44 (g)(j)	65	46
Series 2006-C1 Class A2, 5.683% 5/12/39 (j)	30	30
Series 2007-C1 Class A4, 5.8505% 6/12/50 (j)	284	329
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3202% 12/12/49 (j)	4	4
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (j)	48	50
Series 2007-5:
Class A3, 5.364% 8/12/48	497	507
Class A4, 5.378% 8/12/48	3	3
Series 2007-6 Class A4, 5.485% 3/12/51 (j)	550	626
Series 2007-7 Class A4, 5.7411% 6/12/50 (j)	263	301
Series 2006-3 Class ASB, 5.382% 7/12/46 (j)	222	228
Series 2006-4 Class XP, 0.6175% 12/12/49 (j)(l)	832	9
Series 2007-6 Class B, 5.635% 3/12/51 (j)	75	18
Series 2007-7 Class B, 5.7411% 6/12/50 (j)	7	0*
Series 2007-8 Class A3, 5.9357% 8/12/49 (j)	65	75
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.402% 7/15/19 (g)(j)	16	6
Series 2007-XLFA:
Class C, 0.362% 10/15/20 (g)(j)	43	41
Class D, 0.392% 10/15/20 (g)(j)	30	28
Class E, 0.452% 10/15/20 (g)(j)	38	34
Class F, 0.502% 10/15/20 (g)(j)	23	20
Class G, 0.542% 10/15/20 (g)(j)	28	23
Class H, 0.632% 10/15/20 (g)(j)	18	12
Class J, 0.782% 10/15/20 (g)(j)	10	4
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	$ 64	$ 65
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (j)	38	39
Series 2006-IQ11:
Class A3, 5.657% 10/15/42 (j)	13	13
Class A4, 5.693% 10/15/42 (j)	23	26
Series 2006-T23 Class A3, 5.815% 8/12/41 (j)	38	39
Series 2007-HQ12 Class A2, 5.5917% 4/12/49 (j)	372	382
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (j)	113	130
Class B, 5.7489% 4/15/49 (j)	18	5
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)	596	751
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.4812% 9/15/21 (g)(j)	78	73
Class F, 0.5412% 9/15/21 (g)(j)	85	79
Class G, 0.5612% 9/15/21 (g)(j)	80	73
Class J, 0.8012% 9/15/21 (g)(j)	18	14
Series 2007-WHL8:
Class F, 0.6812% 6/15/20 (g)(j)	168	149
Class LXR1, 0.9012% 6/15/20 (g)(j)	9	8
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (g)	0*	0*
Series 2003-C8 Class A3, 4.445% 11/15/35	79	80
Series 2006-C29 Class A3, 5.313% 11/15/48	199	204
Series 2007-C30:
Class A3, 5.246% 12/15/43	20	21
Class A4, 5.305% 12/15/43	377	413
Series 2007-C32 Class A3, 5.7388% 6/15/49 (j)	127	146
Series 2007-C33 Class A5, 5.9245% 2/15/51 (j)	50	58
Series 2003-C6 Class G, 5.125% 8/15/35 (g)(j)	36	36
Series 2005-C19 Class B, 4.892% 5/15/44	75	79
Series 2005-C22:
Class B, 5.3875% 12/15/44 (j)	166	114
Class F, 5.3875% 12/15/44 (g)(j)	125	35
Series 2007-C30 Class XP, 0.4747% 12/15/43 (g)(j)(l)	628	3
Series 2007-C31 Class C, 5.6823% 4/15/47 (j)	21	12
Series 2007-C31A Class A2, 5.421% 4/15/47	1,155	1,162
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C32:
Class D, 5.7388% 6/15/49 (j)	$ 56	$ 15
Class E, 5.7388% 6/15/49 (j)	89	22
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $12,260)		15,549
Municipal Securities - 0.6%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (j)	100	104
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	70	98
7.3% 10/1/39	60	84
7.5% 4/1/34	465	649
7.55% 4/1/39	500	727
7.6% 11/1/40	895	1,321
7.625% 3/1/40	150	219
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	315	410
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	1,105	1,089
Series 2010, 4.421% 1/1/15	260	274
Series 2010-1, 6.63% 2/1/35	320	363
Series 2010-3:
6.725% 4/1/35	475	544
7.35% 7/1/35	220	266
Series 2011:
5.665% 3/1/18	130	149
5.877% 3/1/19	300	345
TOTAL MUNICIPAL SECURITIES (Cost $6,291)		6,642
Foreign Government and Government Agency Obligations - 0.0%

United Mexican States 4.75% 3/8/44 (Cost $386)	352	369
Fixed-Income Funds - 10.1%
	Shares	Value (000s)
Fidelity High Income Central Fund 2 (k)	268,035	$ 31,430
Fidelity Mortgage Backed Securities Central Fund (k)	842,657	91,925
TOTAL FIXED-INCOME FUNDS (Cost $114,572)		123,355
Money Market Funds - 4.6%

Fidelity Cash Central Fund, 0.16% (b)	53,544,287	53,544
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	1,773,814	1,774
TOTAL MONEY MARKET FUNDS (Cost $55,318)		55,318
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $1,081,000)		1,224,139
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(6,349)
NET ASSETS - 100%		$ 1,217,790
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 3/1/43	$ (200)	(207)
3.5% 3/1/43	(100)	(106)
3.5% 3/1/43	(100)	(106)
3.5% 3/1/43	(200)	(212)
3.5% 3/1/43	(200)	(212)
4% 3/1/43	(800)	(851)
4% 3/1/43	(300)	(320)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.5% 3/1/43	$ (200)	$ (215)
5% 3/1/43	(400)	(433)
TOTAL FANNIE MAE		(2,662)
Freddie Mac
3% 3/1/43	(100)	(103)
5% 3/1/43	(1,000)	(1,077)
TOTAL FREDDIE MAC		(1,180)
TOTAL TBA SALE COMMITMENTS (Proceeds $3,834)		$ (3,842)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
130 CME E-mini S&P 500 Index Contracts	March 2013	$ 9,836	$ 574

The face value of futures purchased as a percentage of net assets is 0.8%
Swap Agreements
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2) (000s)	Value (000s)(1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Credit Suisse	2.5%	$ 66	$ (61)	$ -	$ (61)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,951,000 or 1.4% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $570,000.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(m) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(n) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,128,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Jumptap, Inc. Series G	6/29/12	$ 359
Legend Pictures LLC	9/23/10	$ 311

* Amount represents less than $1,000.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 40
Fidelity High Income Central Fund 2	944
Fidelity Mortgage Backed Securities Central Fund	925
Fidelity Securities Lending Cash Central Fund	5
Total	$ 1,914
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 29,607	$ 944	$ -	$ 31,430	4.0%
Fidelity Mortgage Backed Securities Central Fund	104,612	925	13,009	91,925	0.6%
Total	$ 134,219	$ 1,869	$ 13,009	$ 123,355
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 85,162	$ 84,034	$ -	$ 1,128
Consumer Staples	89,634	86,277	3,357	-
Energy	88,175	88,175	-	-
Financials	123,840	122,970	870	-
Health Care	97,636	97,636	-	-
Industrials	87,250	87,250	-	-
Information Technology	150,159	149,595	564	-
Materials	27,865	27,865	-	-
Telecommunication Services	19,083	19,083	-	-
Utilities	27,868	27,868	-	-
Corporate Bonds	91,819	-	91,808	11
U.S. Government and Government Agency Obligations	108,641	-	108,641	-
U.S. Government Agency - Mortgage Securities	22,221	-	22,221	-
Asset-Backed Securities	2,118	-	1,880	238
Collateralized Mortgage Obligations	1,435	-	1,435	-
Commercial Mortgage Securities	15,549	-	15,535	14
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Municipal Securities	$ 6,642	$ -	$ 6,642	$ -
Foreign Government and Government Agency Obligations	369	-	369	-
Fixed-Income Funds	123,355	123,355	-	-
Money Market Funds	55,318	55,318	-	-
Total Investments in Securities:	$ 1,224,139	$ 969,426	$ 253,322	$ 1,391
Derivative Instruments:
Assets
Futures Contracts	$ 574	$ 574	$ -	$ -
Liabilities
Swap Agreements	$ (61)	$ -	$ (61)	$ -
Total Derivative Instruments:	$ 513	$ 574	$ (61)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (3,842)	$ -	$ (3,842)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swap Agreements (b)	$ -	$ (61)
Equity Risk
Futures Contracts (a)	574	-
Total Value of Derivatives	$ 574	$ (61)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	18.4%
AAA,AA,A	3.3%
BBB	5.7%
BB	1.1%
B	1.5%
CCC,CC,C	0.3%
D	0.0%*
Not Rated	0.1%
Equities	65.5%
Short-Term Investments and Net Other Assets	4.1%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

* Amount represents less than 0.1%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,771) - See accompanying schedule: Unaffiliated issuers (cost $911,110)	$ 1,045,466
Fidelity Central Funds (cost $169,890)	178,673
Total Investments (cost $1,081,000)		$ 1,224,139
Cash		33
Receivable for investments sold, regular delivery		8,170
Receivable for TBA sale commitments		3,834
Receivable for fund shares sold		572
Dividends receivable		1,226
Interest receivable		1,545
Distributions receivable from Fidelity Central Funds		6
Prepaid expenses		2
Other receivables		81
Total assets		1,239,608

Liabilities
Payable for investments purchased Regular delivery	$ 9,149
Delayed delivery	2,951
TBA sale commitments, at value	3,842
Payable for swap agreements	2
Payable for fund shares redeemed	2,804
Swap agreements, at value	61
Accrued management fee	412
Distribution and service plan fees payable	462
Payable for daily variation margin on futures contracts	16
Other affiliated payables	246
Other payables and accrued expenses	99
Collateral on securities loaned, at value	1,774
Total liabilities		21,818

Net Assets		$ 1,217,790
Net Assets consist of:
Paid in capital		$ 1,076,983
Undistributed net investment income		2,312
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,147)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		143,642
Net Assets		$ 1,217,790

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($251,153 ÷ 14,700.9 shares)	$ 17.08

Maximum offering price per share (100/94.25 of $17.08)	$ 18.12
Class T: Net Asset Value and redemption price per share ($782,965 ÷ 45,456.3 shares)	$ 17.22

Maximum offering price per share (100/96.50 of $17.22)	$ 17.84
Class B: Net Asset Value and offering price per share ($13,637 ÷ 798.4 shares)A	$ 17.08

Class C: Net Asset Value and offering price per share ($86,195 ÷ 5,067.6 shares)A	$ 17.01

Institutional Class: Net Asset Value, offering price and redemption price per share ($83,840 ÷ 4,836.2 shares)	$ 17.34

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 28, 2013 (Unaudited)

Investment Income
Dividends		$ 6,945
Interest		4,082
Income from Fidelity Central Funds		1,914
Total income		12,941

Expenses
Management fee	$ 2,392
Transfer agent fees	1,228
Distribution and service plan fees	2,692
Accounting and security lending fees	243
Custodian fees and expenses	54
Independent trustees' compensation	4
Registration fees	55
Audit	51
Legal	5
Miscellaneous	5
Total expenses before reductions	6,729
Expense reductions	(107)	6,622
Net investment income (loss)		6,319
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29,841
Fidelity Central Funds	1,128
Futures contracts	228
Swap agreements	(6)
Total net realized gain (loss)		31,191
Change in net unrealized appreciation (depreciation) on: Investment securities	24,021
Assets and liabilities in foreign currencies	(1)
Futures contracts	407
Swap agreements	9
Delayed delivery commitments	23
Total change in net unrealized appreciation (depreciation)		24,459
Net gain (loss)		55,650
Net increase (decrease) in net assets resulting from operations		$ 61,969

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,319	$ 14,700
Net realized gain (loss)	31,191	38,106
Change in net unrealized appreciation (depreciation)	24,459	63,324
Net increase (decrease) in net assets resulting from operations	61,969	116,130
Distributions to shareholders from net investment income	(6,844)	(14,297)
Share transactions - net increase (decrease)	16,183	27,655
Total increase (decrease) in net assets	71,308	129,488

Net Assets
Beginning of period	1,146,482	1,016,994
End of period (including undistributed net investment income of $2,312 and undistributed net investment income of $2,837, respectively)	$ 1,217,790	$ 1,146,482

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.31	$ 14.83	$ 13.29	$ 12.61	$ 14.55	$ 17.37
Income from Investment Operations
Net investment income (loss) E	.10	.24	.23	.24	.25	.29
Net realized and unrealized gain (loss)	.78	1.48	1.55	.70	(1.93)	(1.42)
Total from investment operations	.88	1.72	1.78	.94	(1.68)	(1.13)
Distributions from net investment income	(.11)	(.24)	(.23)	(.24)	(.21)	(.36)
Distributions from net realized gain	-	-	(.01)	(.02)	(.05)	(1.33)
Total distributions	(.11)	(.24)	(.24)	(.26) I	(.26)	(1.69)
Net asset value, end of period	$ 17.08	$ 16.31	$ 14.83	$ 13.29	$ 12.61	$ 14.55
Total Return B, C, D	5.44%	11.72%	13.34%	7.44%	(11.30)%	(7.52)%
Ratios to Average Net Assets F, H
Expenses before reductions	.96% A	.98%	1.00%	1.00%	1.06%	.98%
Expenses net of fee waivers, if any	.96% A	.98%	1.00%	1.00%	1.06%	.98%
Expenses net of all reductions	.94% A	.98%	.99%	.99%	1.06%	.97%
Net investment income (loss)	1.26% A	1.56%	1.53%	1.76%	2.24%	1.82%
Supplemental Data
Net assets, end of period (in millions)	$ 251	$ 249	$ 215	$ 203	$ 213	$ 270
Portfolio turnover rate G	114% A	124%	146% J	116%	215% J	103% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.26 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.015 per share.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.44	$ 14.95	$ 13.40	$ 12.70	$ 14.66	$ 17.49
Income from Investment Operations
Net investment income (loss) E	.09	.21	.20	.21	.23	.25
Net realized and unrealized gain (loss)	.79	1.49	1.56	.72	(1.95)	(1.44)
Total from investment operations	.88	1.70	1.76	.93	(1.72)	(1.19)
Distributions from net investment income	(.10)	(.21)	(.20)	(.21)	(.19)	(.31)
Distributions from net realized gain	-	-	(.01)	(.02)	(.05)	(1.33)
Total distributions	(.10)	(.21)	(.21)	(.23) I	(.24)	(1.64)
Net asset value, end of period	$ 17.22	$ 16.44	$ 14.95	$ 13.40	$ 12.70	$ 14.66
Total Return B, C, D	5.35%	11.44%	13.09%	7.32%	(11.54)%	(7.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.17% A	1.19%	1.20%	1.23%	1.29%	1.20%
Expenses net of fee waivers, if any	1.17% A	1.19%	1.20%	1.23%	1.29%	1.20%
Expenses net of all reductions	1.15% A	1.18%	1.19%	1.21%	1.29%	1.20%
Net investment income (loss)	1.04% A	1.36%	1.33%	1.54%	2.01%	1.59%
Supplemental Data
Net assets, end of period (in millions)	$ 783	$ 737	$ 673	$ 619	$ 621	$ 778
Portfolio turnover rate G	114% A	124%	146% J	116%	215% J	103% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.23 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.015 per share.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.30	$ 14.81	$ 13.27	$ 12.58	$ 14.51	$ 17.32
Income from Investment Operations
Net investment income (loss) E	.04	.12	.11	.13	.16	.16
Net realized and unrealized gain (loss)	.78	1.47	1.54	.71	(1.92)	(1.43)
Total from investment operations	.82	1.59	1.65	.84	(1.76)	(1.27)
Distributions from net investment income	(.04)	(.10)	(.10)	(.13)	(.13)	(.21)
Distributions from net realized gain	-	-	(.01)	(.02)	(.04)	(1.33)
Total distributions	(.04)	(.10)	(.11)	(.15) I	(.17)	(1.54)
Net asset value, end of period	$ 17.08	$ 16.30	$ 14.81	$ 13.27	$ 12.58	$ 14.51
Total Return B, C, D	5.05%	10.78%	12.42%	6.66%	(11.98)%	(8.31)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.78% A	1.78%	1.80%	1.82%	1.83%	1.79%
Expenses net of fee waivers, if any	1.78% A	1.78%	1.80%	1.82%	1.83%	1.79%
Expenses net of all reductions	1.76% A	1.78%	1.79%	1.81%	1.83%	1.78%
Net investment income (loss)	.44% A	.76%	.73%	.94%	1.46%	1.00%
Supplemental Data
Net assets, end of period (in millions)	$ 14	$ 15	$ 19	$ 24	$ 29	$ 45
Portfolio turnover rate G	114% A	124%	146% J	116%	215% J	103% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.15 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.015 per share.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.24	$ 14.77	$ 13.23	$ 12.55	$ 14.49	$ 17.30
Income from Investment Operations
Net investment income (loss) E	.04	.13	.12	.13	.17	.16
Net realized and unrealized gain (loss)	.78	1.46	1.55	.71	(1.93)	(1.41)
Total from investment operations	.82	1.59	1.67	.84	(1.76)	(1.25)
Distributions from net investment income	(.05)	(.12)	(.12)	(.15)	(.13)	(.23)
Distributions from net realized gain	-	-	(.01)	(.02)	(.05)	(1.33)
Total distributions	(.05)	(.12)	(.13)	(.16) I	(.18)	(1.56)
Net asset value, end of period	$ 17.01	$ 16.24	$ 14.77	$ 13.23	$ 12.55	$ 14.49
Total Return B, C, D	5.07%	10.81%	12.59%	6.69%	(12.02)%	(8.22)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.71% A	1.73%	1.74%	1.76%	1.82%	1.74%
Expenses net of fee waivers, if any	1.71% A	1.73%	1.74%	1.76%	1.82%	1.74%
Expenses net of all reductions	1.70% A	1.72%	1.73%	1.75%	1.81%	1.74%
Net investment income (loss)	.50% A	.81%	.79%	1.00%	1.48%	1.05%
Supplemental Data
Net assets, end of period (in millions)	$ 86	$ 80	$ 69	$ 62	$ 61	$ 79
Portfolio turnover rate G	114% A	124%	146% J	116%	215% J	103% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.16 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.015 per share.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.55	$ 15.06	$ 13.49	$ 12.79	$ 14.76	$ 17.60
Income from Investment Operations
Net investment income (loss) D	.13	.29	.28	.28	.28	.33
Net realized and unrealized gain (loss)	.80	1.49	1.57	.72	(1.95)	(1.44)
Total from investment operations	.93	1.78	1.85	1.00	(1.67)	(1.11)
Distributions from net investment income	(.14)	(.29)	(.27)	(.28)	(.25)	(.40)
Distributions from net realized gain	-	-	(.01)	(.02)	(.05)	(1.33)
Total distributions	(.14)	(.29)	(.28)	(.30) H	(.30)	(1.73)
Net asset value, end of period	$ 17.34	$ 16.55	$ 15.06	$ 13.49	$ 12.79	$ 14.76
Total Return B, C	5.63%	11.96%	13.69%	7.81%	(11.07)%	(7.29)%
Ratios to Average Net Assets E, G
Expenses before reductions	.69% A	.70%	.71%	.73%	.79%	.71%
Expenses net of fee waivers, if any	.69% A	.70%	.71%	.73%	.79%	.71%
Expenses net of all reductions	.67% A	.70%	.70%	.72%	.78%	.70%
Net investment income (loss)	1.52% A	1.84%	1.82%	2.03%	2.51%	2.09%
Supplemental Data
Net assets, end of period (in millions)	$ 84	$ 66	$ 42	$ 34	$ 24	$ 29
Portfolio turnover rate F	114% A	124%	146% J	116%	215% J	103% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.30 per share is comprised of distributions from net investment income of $.283 and distributions from net realized gain of $.015 per share.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Options Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency - continued

foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 149,203
Gross unrealized depreciation	(9,591)
Net unrealized appreciation (depreciation) on securities and other investments	$ 139,612

Tax cost	$ 1,084,527

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At August 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2018	$ (25,212)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Semiannual Report

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (6)	$ 9
Equity Risk
Futures Contracts	228	407
Interest Rate Risk

Totals (a)	$ 222	$ 416

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Semiannual Report

4. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Credit Default Swaps - continued

payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $363,703 and $351,842, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .41% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the and Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 313	$ 9
Class T	.25%	.25%	1,893	30
Class B	.75%	.25%	73	55
Class C	.75%	.25%	413	69
			$ 2,692	$ 163

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 42
Class T	14
Class B*	10
Class C*	7
$ 73

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 289.23
Class T	739.20
Class B	22.30
Class C	98.24
Institutional Class	80.21
	$ 1,228

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees - continued

administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $5. During the period, there were no securities loaned to FCM.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $107 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2013	Year ended August 31, 2012
From net investment income
Class A	$ 1,702	$ 3,516
Class T	4,267	9,160
Class B	37	110
Class C	259	559
Institutional Class	579	952
Total	$ 6,844	$ 14,297

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2013	Year ended August 31, 2012	Six months ended February 28, 2013	Year ended August 31, 2012
Class A
Shares sold	1,770	3,904	$ 29,395	$ 60,588
Reinvestment of distributions	98	218	1,609	3,329
Shares redeemed	(2,422)	(3,340)	(40,223)	(51,423)
Net increase (decrease)	(554)	782	$ (9,219)	$ 12,494
Class T
Shares sold	5,536	11,067	$ 92,967	$ 172,863
Reinvestment of distributions	248	569	4,097	8,748
Shares redeemed	(5,163)	(11,814)	(86,709)	(183,862)
Net increase (decrease)	621	(178)	$ 10,355	$ (2,251)
Class B
Shares sold	22	87	$ 368	$ 1,346
Reinvestment of distributions	2	7	33	100
Shares redeemed	(169)	(407)	(2,821)	(6,287)
Net increase (decrease)	(145)	(313)	$ (2,420)	$ (4,841)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2013	Year ended August 31, 2012	Six months ended February 28, 2013	Year ended August 31, 2012
Class C
Shares sold	656	1,141	$ 10,880	$ 17,545
Reinvestment of distributions	14	33	236	505
Shares redeemed	(504)	(921)	(8,356)	(14,116)
Net increase (decrease)	166	253	$ 2,760	$ 3,934
Institutional Class
Shares sold	1,442	2,144	$ 24,386	$ 33,714
Reinvestment of distributions	34	60	563	930
Shares redeemed	(606)	(1,029)	(10,242)	(16,325)
Net increase (decrease)	870	1,175	$ 14,707	$ 18,319

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AIGI-USAN-0413
1.786778.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Balanced Fund -

Class A, Class T, Class B
and Class C

Semiannual Report

February 28, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period* September 1, 2012 to February 28, 2013
Class A	.96%
Actual		$ 1,000.00	$ 1,054.40	$ 4.89
HypotheticalA		$ 1,000.00	$ 1,020.03	$ 4.81
Class T	1.17%
Actual		$ 1,000.00	$ 1,053.50	$ 5.96
HypotheticalA		$ 1,000.00	$ 1,018.99	$ 5.86
Class B	1.78%
Actual		$ 1,000.00	$ 1,050.50	$ 9.05
HypotheticalA		$ 1,000.00	$ 1,015.97	$ 8.90
Class C	1.71%
Actual		$ 1,000.00	$ 1,050.70	$ 8.69
HypotheticalA		$ 1,000.00	$ 1,016.31	$ 8.55
Institutional Class	.69%
Actual		$ 1,000.00	$ 1,056.30	$ 3.52
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.46

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Top Five Stocks as of February 28, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.7	4.7
QUALCOMM, Inc.	1.6	1.5
Exxon Mobil Corp.	1.6	1.5
Procter & Gamble Co.	1.5	1.3
Pfizer, Inc.	1.4	1.3
	8.8
Top Five Bond Issuers as of February 28, 2013
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	8.8	8.8
Fannie Mae	5.2	7.8
Freddie Mac	2.1	2.5
Ginnie Mae	1.7	2.2
Ginnie Mae guaranteed REMIC pass-thru certificates	0.5	0.4
	18.3
Top Five Market Sectors as of February 28, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	14.2	13.3
Information Technology	12.5	13.7
Health Care	8.6	7.6
Energy	8.5	8.5
Consumer Discretionary	8.1	7.4
Asset Allocation (% of fund's net assets)
As of February 28, 2013*		As of August 31, 2012**
	Stocks and Equity Futures 66.2%		Stocks and Equity Futures 63.7%
	Bonds 30.2%		Bonds 33.8%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Other Investments 0.2%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 3.3%		Short-Term Investments and Net Other Assets (Liabilities) 2.2%
* Foreign investments	8.8%	** Foreign investments	8.9%

Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable. A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 65.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.0%
Automobiles - 0.0%
General Motors Co. (a)	8,507	$ 231
Hotels, Restaurants & Leisure - 0.9%
Domino's Pizza, Inc.	45,480	2,166
Dunkin' Brands Group, Inc.	26,900	999
Icahn Enterprises LP rights	15,231	0
Starbucks Corp.	88,823	4,869
Yum! Brands, Inc.	49,996	3,274
		11,308
Internet & Catalog Retail - 0.9%
Liberty Media Corp. Interactive Series A (a)	264,228	5,517
priceline.com, Inc. (a)	7,057	4,852
		10,369
Media - 3.0%
Comcast Corp. Class A	363,197	14,452
DIRECTV (a)	65,390	3,150
Legend Pictures LLC (m)(n)	415	769
News Corp. Class A	364,477	10,497
Sirius XM Radio, Inc.	900,659	2,792
The Walt Disney Co.	59,600	3,254
Time Warner, Inc.	32,634	1,735
		36,649
Multiline Retail - 0.3%
Dollar General Corp. (a)	66,292	3,072
Specialty Retail - 1.4%
Cabela's, Inc. Class A (a)	9,340	473
CarMax, Inc. (a)	37,734	1,449
Limited Brands, Inc.	24,848	1,131
Lowe's Companies, Inc.	192,558	7,346
Tiffany & Co., Inc.	44,295	2,975
TJX Companies, Inc.	75,963	3,416
		16,790
Textiles, Apparel & Luxury Goods - 0.5%
PVH Corp.	36,242	4,416
Tumi Holdings, Inc.	4,233	100
Under Armour, Inc. Class A (sub. vtg.) (a)(f)	37,911	1,868
		6,384
TOTAL CONSUMER DISCRETIONARY		84,803
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 7.3%
Beverages - 2.3%
Anheuser-Busch InBev SA NV	21,329	$ 1,999
Coca-Cola Bottling Co. CONSOLIDATED	6,458	423
Coca-Cola FEMSA SAB de CV sponsored ADR	1,362	230
Coca-Cola Icecek A/S	18,562	439
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	9,770	434
Constellation Brands, Inc. Class A (sub. vtg.) (a)	50,897	2,252
Diageo PLC sponsored ADR	17,994	2,154
Embotelladora Andina SA sponsored ADR	11,152	467
Pernod Ricard SA	17,896	2,322
Remy Cointreau SA (f)	10,132	1,280
The Coca-Cola Co.	406,290	15,732
		27,732
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	183,779	9,395
Drogasil SA	23,600	272
Kroger Co.	143,396	4,189
United Natural Foods, Inc. (a)	100	5
Wal-Mart Stores, Inc.	33,902	2,400
		16,261
Food Products - 0.4%
Bunge Ltd.	18,910	1,401
Green Mountain Coffee Roasters, Inc. (a)	8,811	421
Mead Johnson Nutrition Co. Class A	26,130	1,957
Nestle SA	19,450	1,358
		5,137
Household Products - 1.5%
Colgate-Palmolive Co.	4,886	559
Procter & Gamble Co.	237,311	18,078
		18,637
Personal Products - 0.1%
L'Oreal SA	8,400	1,256
Nu Skin Enterprises, Inc. Class A	11,731	483
		1,739
Tobacco - 1.7%
Altria Group, Inc.	121,533	4,077
British American Tobacco PLC sponsored ADR	128,546	13,405
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.	23,921	$ 2,195
Souza Cruz SA	28,250	451
		20,128
TOTAL CONSUMER STAPLES		89,634
ENERGY - 7.2%
Energy Equipment & Services - 1.6%
Cameron International Corp. (a)	46,447	2,960
Ensco PLC Class A	56,766	3,414
Forum Energy Technologies, Inc.	28,365	757
Halliburton Co.	35,960	1,493
National Oilwell Varco, Inc.	53,672	3,657
Noble Corp.	61,474	2,202
Ocean Rig UDW, Inc. (United States) (a)	36,744	535
Oceaneering International, Inc.	14,577	927
Oil States International, Inc. (a)	5,822	443
Schlumberger Ltd.	35,216	2,742
Vantage Drilling Co. (a)	373,000	608
		19,738
Oil, Gas & Consumable Fuels - 5.6%
Anadarko Petroleum Corp.	66,514	5,293
Apache Corp.	17,563	1,304
Bonanza Creek Energy, Inc. (a)	14,600	494
Cabot Oil & Gas Corp.	3,900	242
Canadian Natural Resources Ltd.	14,800	452
Chevron Corp.	86,267	10,106
Cimarex Energy Co.	12,904	869
Cobalt International Energy, Inc. (a)	26,844	662
Concho Resources, Inc. (a)	7,792	701
ENI SpA sponsored ADR	19,300	879
EQT Corp.	20,300	1,281
Exxon Mobil Corp.	213,282	19,099
Falkland Oil & Gas Ltd. (a)	4,747	2
Hess Corp.	34,953	2,324
InterOil Corp. (a)	19,250	1,343
Marathon Oil Corp.	103,655	3,472
Marathon Petroleum Corp.	44,938	3,724
Murphy Oil Corp.	22,101	1,346
Noble Energy, Inc.	21,072	2,335
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Northern Tier Energy LP Class A	14,225	$ 412
Occidental Petroleum Corp.	37,886	3,119
PBF Energy, Inc. Class A	4,700	196
Phillips 66	23,207	1,461
Royal Dutch Shell PLC Class B sponsored ADR	33,531	2,258
Southcross Energy Partners LP	7,700	176
Suncor Energy, Inc.	86,090	2,609
The Williams Companies, Inc.	62,900	2,183
Western Gas Equity Partners LP	2,800	95
		68,437
TOTAL ENERGY		88,175
FINANCIALS - 10.2%
Capital Markets - 1.1%
Ameriprise Financial, Inc.	60,577	4,157
BlackRock, Inc. Class A	17,930	4,299
E*TRADE Financial Corp. (a)	44,456	476
Evercore Partners, Inc. Class A	13,200	537
State Street Corp.	33,704	1,907
TD Ameritrade Holding Corp.	39,764	756
The Blackstone Group LP	59,853	1,131
UBS AG	18,028	285
		13,548
Commercial Banks - 2.0%
CIT Group, Inc. (a)	25,420	1,064
Comerica, Inc.	17,700	609
First Horizon National Corp. (f)	90,913	966
Huntington Bancshares, Inc.	101,289	712
KBC Groupe SA	5,079	188
Lloyds Banking Group PLC (a)	491,700	404
M&T Bank Corp.	26,261	2,681
Synovus Financial Corp.	287,005	729
U.S. Bancorp	378,608	12,865
Wells Fargo & Co.	129,976	4,560
WMI Holdings Corp. (a)	4,454	3
		24,781
Consumer Finance - 1.7%
Capital One Financial Corp.	248,628	12,687
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services	75,167	$ 2,896
SLM Corp.	288,083	5,465
		21,048
Diversified Financial Services - 2.7%
Bank of America Corp.	698,181	7,841
Citigroup, Inc.	244,043	10,242
ING Groep NV (Certificaten Van Aandelen) (a)	22,596	181
JPMorgan Chase & Co.	301,407	14,745
		33,009
Insurance - 1.7%
ACE Ltd.	40,720	3,477
AFLAC, Inc.	31,738	1,585
Berkshire Hathaway, Inc.:
Class A (a)	13	1,984
Class B (a)	3,603	368
Direct Line Insurance Group PLC	199,800	640
Fairfax Financial Holdings Ltd. (sub. vtg.)	2,900	1,102
Hartford Financial Services Group, Inc.	115,132	2,718
Marsh & McLennan Companies, Inc.	41,008	1,523
MetLife, Inc.	62,523	2,216
The Travelers Companies, Inc.	38,131	3,066
Validus Holdings Ltd.	40,113	1,429
		20,108
Real Estate Investment Trusts - 0.7%
American Tower Corp.	54,610	4,238
Camden Property Trust (SBI)	8,691	601
Equity Lifestyle Properties, Inc.	16,110	1,187
Sun Communities, Inc.	23,942	1,114
The Macerich Co.	18,358	1,103
		8,243
Thrifts & Mortgage Finance - 0.3%
Ocwen Financial Corp. (a)	78,726	3,103
Washington Mutual, Inc. (a)	130,000	0
		3,103
TOTAL FINANCIALS		123,840
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 8.0%
Biotechnology - 2.1%
Amgen, Inc.	88,883	$ 8,125
Biogen Idec, Inc. (a)	23,461	3,903
BioMarin Pharmaceutical, Inc. (a)	22,210	1,288
CSL Ltd.	36,772	2,254
CSL Ltd. ADR	1,000	31
Gilead Sciences, Inc. (a)	171,718	7,334
Onyx Pharmaceuticals, Inc. (a)	30,631	2,307
Regeneron Pharmaceuticals, Inc. (a)	4,900	818
		26,060
Health Care Equipment & Supplies - 1.4%
Covidien PLC	91,480	5,815
Edwards Lifesciences Corp. (a)	20,591	1,769
Quidel Corp. (a)	73,770	1,746
Stryker Corp.	63,078	4,029
The Cooper Companies, Inc.	28,672	3,041
		16,400
Health Care Providers & Services - 1.1%
Catamaran Corp. (a)	21,082	1,132
CIGNA Corp.	66,291	3,875
Henry Schein, Inc. (a)	35,788	3,193
McKesson Corp.	25,156	2,670
Quest Diagnostics, Inc.	45,268	2,543
		13,413
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	48,444	2,009
Thermo Fisher Scientific, Inc.	25,219	1,861
		3,870
Pharmaceuticals - 3.1%
AbbVie, Inc.	164,457	6,072
Allergan, Inc.	43,950	4,765
Merck & Co., Inc.	109,841	4,694
Pfizer, Inc.	623,124	17,055
Sanofi SA sponsored ADR	20,009	945
Valeant Pharmaceuticals International, Inc. (Canada) (a)	64,682	4,362
		37,893
TOTAL HEALTH CARE		97,636
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 7.2%
Aerospace & Defense - 1.5%
Honeywell International, Inc.	97,076	$ 6,805
MTU Aero Engines Holdings AG	11,681	1,086
Textron, Inc.	149,048	4,300
United Technologies Corp.	66,490	6,021
		18,212
Building Products - 0.5%
Armstrong World Industries, Inc.	46,251	2,365
Owens Corning (a)	55,145	2,140
Quanex Building Products Corp.	86,850	1,729
		6,234
Commercial Services & Supplies - 0.5%
ADT Corp.	37,512	1,796
KAR Auction Services, Inc.	118,517	2,515
Stericycle, Inc. (a)	19,637	1,884
		6,195
Electrical Equipment - 0.6%
Regal-Beloit Corp.	39,678	3,066
Roper Industries, Inc.	33,980	4,234
		7,300
Industrial Conglomerates - 1.0%
Danaher Corp.	88,893	5,476
General Electric Co.	279,114	6,481
		11,957
Machinery - 1.8%
Caterpillar, Inc.	76,315	7,049
Cummins, Inc.	38,515	4,463
Deere & Co.	3,807	334
Fiat Industrial SpA	79,149	963
Illinois Tool Works, Inc.	65,023	3,999
Parker Hannifin Corp.	31,994	3,023
Volvo AB (B Shares)	105,210	1,578
		21,409
Professional Services - 0.3%
Manpower, Inc.	26,649	1,455
Randstad Holding NV	22,100	940
Verisk Analytics, Inc. (a)	24,050	1,407
		3,802
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.6%
J.B. Hunt Transport Services, Inc.	14,130	$ 982
Union Pacific Corp.	49,895	6,841
		7,823
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc.	19,066	4,318
TOTAL INDUSTRIALS		87,250
INFORMATION TECHNOLOGY - 12.3%
Communications Equipment - 2.9%
ADTRAN, Inc.	124,580	2,783
Ciena Corp. (a)	108,609	1,655
Finisar Corp. (a)	152,449	2,233
JDS Uniphase Corp. (a)	59,848	847
Juniper Networks, Inc. (a)	295,818	6,118
NETGEAR, Inc. (a)	54,699	1,863
QUALCOMM, Inc.	297,632	19,534
		35,033
Computers & Peripherals - 3.3%
Apple, Inc.	75,649	33,403
ASUSTeK Computer, Inc.	46,000	564
EMC Corp. (a)	15,724	362
Lenovo Group Ltd.	482,000	538
NCR Corp. (a)	80,205	2,212
SanDisk Corp. (a)	62,756	3,162
		40,241
Electronic Equipment & Components - 0.4%
Flextronics International Ltd. (a)	223,384	1,486
Jabil Circuit, Inc.	162,824	3,050
		4,536
Internet Software & Services - 1.4%
eBay, Inc. (a)	128,969	7,052
Google, Inc. Class A (a)	10,085	8,080
LinkedIn Corp. (a)	100	17
Mail.ru Group Ltd.:
GDR (g)	20,400	685
GDR (Reg. S)	10,228	343
Yandex NV (a)	57,900	1,343
		17,520
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 0.8%
Accenture PLC Class A	37,957	$ 2,822
Fidelity National Information Services, Inc.	61,214	2,305
Fiserv, Inc. (a)	5,350	439
The Western Union Co.	66,400	932
Visa, Inc. Class A	21,855	3,467
		9,965
Semiconductors & Semiconductor Equipment - 2.1%
Altera Corp.	107,811	3,819
Analog Devices, Inc.	198,620	8,982
ARM Holdings PLC sponsored ADR	20,400	888
ASAT Holdings Ltd. (a)	6,352	0
ASML Holding NV	8,711	618
Broadcom Corp. Class A	31,528	1,075
Fairchild Semiconductor International, Inc. (a)	48,366	690
Integrated Device Technology, Inc. (a)	78,692	535
Micron Technology, Inc. (a)	311,740	2,615
NXP Semiconductors NV (a)	89,210	2,883
ON Semiconductor Corp. (a)	186,489	1,492
PMC-Sierra, Inc. (a)	249,323	1,618
Samsung Electronics Co. Ltd.	535	762
Skyworks Solutions, Inc. (a)	7,571	161
		26,138
Software - 1.4%
Adobe Systems, Inc. (a)	3,467	136
Check Point Software Technologies Ltd. (a)	26,946	1,415
Citrix Systems, Inc. (a)	55,311	3,922
Electronic Arts, Inc. (a)	170,183	2,983
Fortinet, Inc. (a)	30,800	745
Guidewire Software, Inc. (a)	4,617	169
Jive Software, Inc. (a)	52,653	873
Oracle Corp.	181,384	6,214
Ubisoft Entertainment SA (a)	24,524	269
		16,726
TOTAL INFORMATION TECHNOLOGY		150,159
MATERIALS - 2.3%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	2,494	215
Albemarle Corp.	18,461	1,201
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Ashland, Inc.	17,894	$ 1,395
Eastman Chemical Co.	36,733	2,561
Ecolab, Inc.	26,943	2,062
FMC Corp.	29,900	1,802
LyondellBasell Industries NV Class A	55,992	3,282
Monsanto Co.	43,128	4,357
PPG Industries, Inc.	17,047	2,296
Sigma Aldrich Corp.	26,827	2,067
		21,238
Construction Materials - 0.1%
Vulcan Materials Co.	25,909	1,320
Containers & Packaging - 0.3%
Ball Corp.	34,722	1,542
Rock-Tenn Co. Class A	26,916	2,381
		3,923
Metals & Mining - 0.1%
Goldcorp, Inc.	42,409	1,384
TOTAL MATERIALS		27,865
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.0%
CenturyLink, Inc.	62,427	2,164
inContact, Inc. (a)	51,431	349
Level 3 Communications, Inc. (a)	34,100	681
Verizon Communications, Inc.	197,964	9,211
		12,405
Wireless Telecommunication Services - 0.6%
Crown Castle International Corp. (a)	10,300	719
SBA Communications Corp. Class A (a)	53,727	3,821
Sprint Nextel Corp. (a)	238,926	1,386
Vodafone Group PLC sponsored ADR	29,900	752
		6,678
TOTAL TELECOMMUNICATION SERVICES		19,083
UTILITIES - 2.3%
Electric Utilities - 1.2%
American Electric Power Co., Inc.	65,275	3,054
Duke Energy Corp.	76,445	5,294
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Edison International	76,094	$ 3,655
FirstEnergy Corp.	52,650	2,079
NextEra Energy, Inc.	8,796	632
		14,714
Gas Utilities - 0.1%
ONEOK, Inc.	12,874	579
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc.	75,958	1,823
The AES Corp.	159,557	1,854
		3,677
Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	92,247	1,977
NiSource, Inc.	39,497	1,094
PG&E Corp.	45,148	1,925
Sempra Energy	50,181	3,902
		8,898
TOTAL UTILITIES		27,868
TOTAL COMMON STOCKS (Cost $676,196)		796,313
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Jumptap, Inc. Series G (n)	49,842	359
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	173	0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $365)		359
Corporate Bonds - 7.5%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cobalt International Energy, Inc. 2.625% 12/1/19	$ 210	$ 217
Nonconvertible Bonds - 7.5%
CONSUMER DISCRETIONARY - 0.6%
Media - 0.6%
AOL Time Warner, Inc. 7.625% 4/15/31	500	679
Comcast Corp.:
4.65% 7/15/42	470	489
4.95% 6/15/16	15	17
5.15% 3/1/20	14	17
5.7% 5/15/18	515	620
6.4% 3/1/40	25	32
6.45% 3/15/37	238	305
COX Communications, Inc. 3.25% 12/15/22 (g)	136	137
Discovery Communications LLC:
3.7% 6/1/15	260	276
6.35% 6/1/40	236	288
NBCUniversal Media LLC:
3.65% 4/30/15	137	145
5.15% 4/30/20	431	512
6.4% 4/30/40	309	397
News America Holdings, Inc. 7.75% 12/1/45	576	797
News America, Inc.:
6.15% 3/1/37	235	280
6.15% 2/15/41	186	227
Time Warner Cable, Inc.:
4.5% 9/15/42	290	264
6.2% 7/1/13	18	18
6.75% 7/1/18	439	538
Time Warner, Inc.:
3.15% 7/15/15	9	9
5.875% 11/15/16	12	14
6.5% 11/15/36	232	280
Viacom, Inc.:
3.5% 4/1/17	583	628
4.375% 3/15/43 (g)	148	138
		7,107
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Beam, Inc. 1.875% 5/15/17	$ 76	$ 77
FBG Finance Ltd. 5.125% 6/15/15 (g)	23	25
Fortune Brands, Inc.:
5.375% 1/15/16	4	4
6.375% 6/15/14	369	395
Heineken NV:
1.4% 10/1/17 (g)	182	181
2.75% 4/1/23 (g)	191	186
SABMiller Holdings, Inc. 3.75% 1/15/22 (g)	285	305
		1,173
Food & Staples Retailing - 0.0%
Walgreen Co. 1.8% 9/15/17	160	162
Food Products - 0.1%
ConAgra Foods, Inc.:
1.9% 1/25/18	131	133
3.2% 1/25/23	152	152
4.65% 1/25/43	169	170
Kraft Foods, Inc.:
5.375% 2/10/20	387	462
6.125% 2/1/18	416	502
6.5% 8/11/17	375	454
6.5% 2/9/40	73	96
		1,969
Tobacco - 0.2%
Altria Group, Inc.:
2.85% 8/9/22	262	257
4.25% 8/9/42	262	250
9.7% 11/10/18	325	454
Philip Morris International, Inc. 4.875% 5/16/13	291	294
Reynolds American, Inc.:
3.25% 11/1/22	187	186
4.75% 11/1/42	289	283
6.75% 6/15/17	23	28
7.25% 6/15/37	409	535
		2,287
TOTAL CONSUMER STAPLES		5,591
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (g)	$ 364	$ 385
5.35% 3/15/20 (g)	327	360
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	371	399
5% 10/1/21	146	163
6.5% 4/1/20	24	29
FMC Technologies, Inc.:
2% 10/1/17	48	48
3.45% 10/1/22	87	88
Transocean, Inc. 5.05% 12/15/16	238	265
Weatherford International Ltd.:
4.95% 10/15/13	14	14
5.15% 3/15/13	18	18
		1,769
Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp.:
5.95% 9/15/16	16	18
6.375% 9/15/17	673	804
Apache Corp. 4.75% 4/15/43	243	252
DCP Midstream Operating LP 2.5% 12/1/17	168	170
Duke Energy Field Services:
5.375% 10/15/15 (g)	10	11
6.45% 11/3/36 (g)	375	421
El Paso Natural Gas Co. 5.95% 4/15/17	7	8
Enbridge Energy Partners LP 4.2% 9/15/21	438	463
Encana Holdings Finance Corp. 5.8% 5/1/14	23	24
Enterprise Products Operating LP 5.6% 10/15/14	16	17
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (g)	7	8
Marathon Petroleum Corp. 5.125% 3/1/21	215	250
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (g)	357	372
Motiva Enterprises LLC:
5.75% 1/15/20 (g)	156	187
6.85% 1/15/40 (g)	223	301
Nakilat, Inc. 6.067% 12/31/33 (g)	279	339
Nexen, Inc. 5.2% 3/10/15	7	8
Petro-Canada 6.05% 5/15/18	150	181
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	$ 354	$ 370
5.375% 1/27/21	551	602
5.75% 1/20/20	488	542
7.875% 3/15/19	399	488
Petroleos Mexicanos:
3.5% 1/30/23 (g)	285	279
4.875% 1/24/22	237	260
5.5% 1/21/21	369	422
5.5% 6/27/44	368	376
6% 3/5/20	21	25
6.5% 6/2/41	404	476
Phillips 66:
4.3% 4/1/22	338	373
5.875% 5/1/42	289	344
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	173	182
3.95% 9/15/15	202	217
6.125% 1/15/17	205	240
Spectra Energy Capital, LLC 5.65% 3/1/20	10	12
Spectra Energy Partners, LP:
2.95% 6/15/16	69	71
4.6% 6/15/21	90	96
Suncor Energy, Inc. 6.1% 6/1/18	395	479
Texas Eastern Transmission LP 6% 9/15/17 (g)	326	385
Western Gas Partners LP 5.375% 6/1/21	393	444
		10,517
TOTAL ENERGY		12,286
FINANCIALS - 3.6%
Capital Markets - 0.3%
BlackRock, Inc. 4.25% 5/24/21	165	185
Goldman Sachs Group, Inc.:
5.25% 7/27/21	96	109
5.625% 1/15/17	500	562
5.75% 1/24/22	183	215
5.95% 1/18/18	32	37
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
6% 6/15/20	$ 600	$ 716
6.15% 4/1/18	36	43
6.75% 10/1/37	187	212
Lazard Group LLC:
6.85% 6/15/17	31	36
7.125% 5/15/15	11	12
Morgan Stanley:
3.75% 2/25/23	578	584
4.75% 4/1/14	335	347
4.875% 11/1/22	365	385
5.75% 1/25/21	100	116
6.625% 4/1/18	600	714
		4,273
Commercial Banks - 0.5%
Bank of America NA 5.3% 3/15/17	420	471
Credit Suisse 6% 2/15/18	664	766
Fifth Third Bancorp 8.25% 3/1/38	94	131
Fifth Third Bank 4.75% 2/1/15	250	267
Fifth Third Capital Trust IV 6.5% 4/15/67 (j)	233	233
HBOS PLC 6.75% 5/21/18 (g)	180	200
Huntington Bancshares, Inc. 7% 12/15/20	97	120
JPMorgan Chase Bank 6% 10/1/17	250	296
KeyBank NA:
5.45% 3/3/16	294	332
5.8% 7/1/14	322	344
Marshall & Ilsley Bank 5% 1/17/17	259	285
Regions Bank:
6.45% 6/26/37	402	430
7.5% 5/15/18	282	344
Regions Financial Corp.:
5.75% 6/15/15	73	79
7.75% 11/10/14	229	252
Royal Bank of Scotland Group PLC 6.125% 12/15/22	694	728
UnionBanCal Corp. 5.25% 12/16/13	5	5
Wachovia Corp. 5.625% 10/15/16	27	31
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.:
3.625% 4/15/15	$ 218	$ 231
3.676% 6/15/16	160	174
		5,719
Consumer Finance - 0.4%
Discover Financial Services:
3.85% 11/21/22 (g)	462	473
5.2% 4/27/22	42	48
6.45% 6/12/17	1,019	1,197
General Electric Capital Corp.:
1% 12/11/15	289	291
2.1% 12/11/19	99	101
2.25% 11/9/15	633	656
2.95% 5/9/16	185	196
3.5% 6/29/15	192	204
6% 8/7/19	1,000	1,220
HSBC USA, Inc. 1.625% 1/16/18	314	315
Hyundai Capital America:
1.625% 10/2/15 (g)	122	123
2.125% 10/2/17 (g)	134	135
		4,959
Diversified Financial Services - 0.7%
Bank of America Corp.:
3.3% 1/11/23	501	500
3.875% 3/22/17	380	409
5.65% 5/1/18	205	238
5.75% 12/1/17	615	712
6.5% 8/1/16	300	346
BP Capital Markets PLC 4.742% 3/11/21	300	347
Citigroup, Inc.:
3.953% 6/15/16	397	427
4.05% 7/30/22	151	157
4.75% 5/19/15	1,151	1,235
5.875% 1/30/42	282	344
6.125% 5/15/18	212	254
6.5% 8/19/13	164	168
JPMorgan Chase & Co.:
2% 8/15/17	300	306
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.: - continued
3.15% 7/5/16	$ 430	$ 455
3.25% 9/23/22	374	378
4.35% 8/15/21	420	463
4.5% 1/24/22	134	149
4.95% 3/25/20	661	761
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (g)	216	221
TECO Finance, Inc.:
4% 3/15/16	96	103
5.15% 3/15/20	141	163
		8,136
Insurance - 0.7%
Allstate Corp. 6.2% 5/16/14	264	281
American International Group, Inc. 4.875% 9/15/16	257	287
Aon Corp.:
3.125% 5/27/16	376	397
3.5% 9/30/15	151	159
5% 9/30/20	133	152
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(j)	12	12
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	347	400
5.375% 3/15/17	6	7
6.625% 4/15/42	124	160
Liberty Mutual Group, Inc.:
5% 6/1/21 (g)	421	460
6.5% 3/15/35 (g)	327	368
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	233	264
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (g)	199	227
MetLife, Inc.:
1.756% 12/15/17 (e)	152	154
3.048% 12/15/22	313	313
4.75% 2/8/21	137	157
6.75% 6/1/16	290	342
Metropolitan Life Global Funding I:
3% 1/10/23 (g)	223	223
5.125% 6/10/14 (g)	255	270
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Monumental Global Funding III 5.5% 4/22/13 (g)	$ 18	$ 18
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	222	282
Pacific Life Insurance Co. 9.25% 6/15/39 (g)	203	297
Pacific LifeCorp:
5.125% 1/30/43 (g)	345	338
6% 2/10/20 (g)	386	444
Prudential Financial, Inc.:
4.5% 11/16/21	200	222
4.75% 9/17/15	500	547
5.8% 11/16/41	262	306
6.2% 11/15/40	134	163
7.375% 6/15/19	120	154
Symetra Financial Corp. 6.125% 4/1/16 (g)	38	42
Unum Group:
5.625% 9/15/20	270	312
5.75% 8/15/42	360	389
7.125% 9/30/16	19	22
		8,169
Real Estate Investment Trusts - 0.4%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	108	117
Boston Properties, Inc. 3.85% 2/1/23	432	458
BRE Properties, Inc. 5.5% 3/15/17	21	24
Camden Property Trust 2.95% 12/15/22	135	131
DDR Corp. 4.625% 7/15/22	247	267
Developers Diversified Realty Corp.:
4.75% 4/15/18	313	346
7.5% 4/1/17	203	242
9.625% 3/15/16	106	130
Duke Realty LP:
3.875% 10/15/22	274	281
4.375% 6/15/22	207	221
4.625% 5/15/13	5	5
5.4% 8/15/14	238	251
5.95% 2/15/17	57	65
6.25% 5/15/13	291	294
6.5% 1/15/18	285	338
6.75% 3/15/20	12	15
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
8.25% 8/15/19	$ 127	$ 165
Equity One, Inc.:
3.75% 11/15/22	400	393
5.375% 10/15/15	47	51
Federal Realty Investment Trust 5.9% 4/1/20	95	113
Health Care REIT, Inc. 2.25% 3/15/18	111	112
HRPT Properties Trust 5.75% 11/1/15	50	54
UDR, Inc. 5.5% 4/1/14	498	521
Washington (REIT) 5.25% 1/15/14	10	10
Weingarten Realty Investors 3.375% 10/15/22	68	67
		4,671
Real Estate Management & Development - 0.6%
BioMed Realty LP:
3.85% 4/15/16	390	415
4.25% 7/15/22	163	171
6.125% 4/15/20	126	147
Brandywine Operating Partnership LP:
3.95% 2/15/23	359	361
4.95% 4/15/18	155	172
5.7% 5/1/17	1,000	1,131
7.5% 5/15/15	44	49
Digital Realty Trust LP:
4.5% 7/15/15	172	183
5.25% 3/15/21	201	223
ERP Operating LP:
4.625% 12/15/21	540	606
4.75% 7/15/20	265	299
5.375% 8/1/16	117	133
5.75% 6/15/17	567	665
Liberty Property LP:
3.375% 6/15/23	185	183
4.125% 6/15/22	177	186
4.75% 10/1/20	394	434
5.125% 3/2/15	7	7
5.5% 12/15/16	12	14
6.625% 10/1/17	281	334
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP:
2.5% 12/15/17	$ 252	$ 255
4.5% 4/18/22	108	115
7.75% 8/15/19	23	29
Post Apartment Homes LP 3.375% 12/1/22	70	70
Prime Property Funding, Inc.:
5.125% 6/1/15 (g)	57	60
5.5% 1/15/14 (g)	6	6
5.7% 4/15/17 (g)	13	14
Regency Centers LP 5.25% 8/1/15	124	135
Simon Property Group LP:
2.75% 2/1/23	232	228
2.8% 1/30/17	82	87
4.125% 12/1/21	229	253
4.2% 2/1/15	138	146
Tanger Properties LP:
6.125% 6/1/20	478	586
6.15% 11/15/15	33	37
Ventas Realty LP 2% 2/15/18	227	228
		7,962
TOTAL FINANCIALS		43,889
HEALTH CARE - 0.4%
Biotechnology - 0.0%
Amgen, Inc. 5.15% 11/15/41	350	383
Celgene Corp. 2.45% 10/15/15	20	21
		404
Health Care Providers & Services - 0.3%
Aetna, Inc.:
1.5% 11/15/17	44	44
2.75% 11/15/22	178	174
4.125% 11/15/42	99	95
Express Scripts Holding Co. 4.75% 11/15/21	378	427
Express Scripts, Inc.:
3.125% 5/15/16	357	377
6.25% 6/15/14	98	105
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Medco Health Solutions, Inc.:
2.75% 9/15/15	$ 38	$ 40
4.125% 9/15/20	259	282
UnitedHealth Group, Inc.:
1.625% 3/15/19	107	107
2.75% 2/15/23	59	58
2.875% 3/15/23	463	461
3.95% 10/15/42	81	76
4.25% 3/15/43	300	296
WellPoint, Inc.:
3.3% 1/15/23	380	385
4.65% 1/15/43	403	408
		3,335
Pharmaceuticals - 0.1%
AbbVie, Inc.:
1.75% 11/6/17 (g)	358	363
2.9% 11/6/22 (g)	368	368
4.4% 11/6/42 (g)	359	365
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	120	121
3.25% 10/1/22	179	181
5% 8/15/14	23	24
Zoetis, Inc.:
1.875% 2/1/18 (g)	57	57
3.25% 2/1/23 (g)	138	139
4.7% 2/1/43 (g)	139	142
		1,760
TOTAL HEALTH CARE		5,499
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (g)	18	19
6.375% 6/1/19 (g)	309	369
United Technologies Corp. 4.5% 6/1/42	365	393
		781
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	$ 18	$ 19
6.9% 7/2/19	5	5
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	10	11
8.36% 1/20/19	9	9
		44
Industrial Conglomerates - 0.0%
General Electric Co. 4.125% 10/9/42	278	278
TOTAL INDUSTRIALS		1,103
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 5.95% 1/15/14	28	29
Office Electronics - 0.0%
Xerox Corp. 4.25% 2/15/15	12	13
TOTAL INFORMATION TECHNOLOGY		42
MATERIALS - 0.2%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	343	371
4.25% 11/15/20	186	204
4.375% 11/15/42	133	127
7.6% 5/15/14	214	231
		933
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	15	17
Metals & Mining - 0.1%
Anglo American Capital PLC 9.375% 4/8/14 (g)	211	230
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (g)	360	380
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Vale Overseas Ltd.:
4.375% 1/11/22	$ 200	$ 208
6.25% 1/23/17	503	575
		1,393
TOTAL MATERIALS		2,343
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
5.55% 8/15/41	1,223	1,380
6.3% 1/15/38	398	485
CenturyLink, Inc.:
5.15% 6/15/17	28	29
6% 4/1/17	70	76
6.15% 9/15/19	226	244
Embarq Corp.:
7.082% 6/1/16	190	218
7.995% 6/1/36	175	186
Verizon Communications, Inc.:
6.25% 4/1/37	187	231
6.9% 4/15/38	260	344
		3,193
Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de CV:
2.375% 9/8/16	276	286
3.125% 7/16/22	255	254
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.875% 10/1/19	440	519
6.35% 3/15/40	131	144
Vodafone Group PLC 5% 12/16/13	18	19
		1,222
TOTAL TELECOMMUNICATION SERVICES		4,415
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - 0.8%
Electric Utilities - 0.4%
American Electric Power Co., Inc.:
1.65% 12/15/17	$ 147	$ 147
2.95% 12/15/22	140	139
Cleveland Electric Illuminating Co. 5.65% 12/15/13	33	34
Duke Capital LLC 5.668% 8/15/14	16	17
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (g)	273	323
6.4% 9/15/20 (g)	569	684
Edison International 3.75% 9/15/17	226	246
FirstEnergy Corp.:
2.75% 3/15/18	157	157
4.25% 3/15/23	446	446
7.375% 11/15/31	589	700
FirstEnergy Solutions Corp.:
4.8% 2/15/15	92	98
6.05% 8/15/21	649	773
LG&E and KU Energy LLC:
2.125% 11/15/15	255	261
3.75% 11/15/20	49	52
Nevada Power Co.:
6.5% 5/15/18	165	205
6.5% 8/1/18	12	15
Pepco Holdings, Inc. 2.7% 10/1/15	240	249
Progress Energy, Inc. 6% 12/1/39	260	315
Sierra Pacific Power Co. 5.45% 9/1/13	12	12
		4,873
Gas Utilities - 0.0%
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	122	134
Independent Power Producers & Energy Traders - 0.1%
PPL Energy Supply LLC 6.5% 5/1/18	310	368
PSEG Power LLC 2.75% 9/15/16	90	94
		462
Multi-Utilities - 0.3%
Ameren Illinois Co. 6.125% 11/15/17	165	199
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	136	173
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.:
2.611% 9/30/66 (j)	$ 462	$ 432
7.5% 6/30/66 (j)	26	29
National Grid PLC 6.3% 8/1/16	183	213
NiSource Finance Corp.:
4.45% 12/1/21	155	170
5.25% 2/15/43	357	379
5.4% 7/15/14	11	12
5.45% 9/15/20	148	174
5.8% 2/1/42	199	222
5.95% 6/15/41	396	447
6.4% 3/15/18	11	13
6.8% 1/15/19	677	828
Sempra Energy:
2.3% 4/1/17	376	390
2.875% 10/1/22	154	154
Wisconsin Energy Corp. 6.25% 5/15/67 (j)	21	23
		3,858
TOTAL UTILITIES		9,327
TOTAL NONCONVERTIBLE BONDS		91,602
TOTAL CORPORATE BONDS (Cost $83,089)		91,819
U.S. Government and Government Agency Obligations - 8.9%

U.S. Treasury Inflation Protected Obligations - 0.1%
U.S. Treasury Inflation-Indexed Notes 0.625% 4/15/13	828	834
U.S. Treasury Obligations - 8.8%
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.1% 4/18/13 (i)	570	570
U.S. Treasury Bonds 2.75% 11/15/42	15,199	14,154
U.S. Treasury Notes:
0.25% 9/15/14	149	149
0.25% 8/15/15	379	379
0.375% 3/15/15	3,200	3,208
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.5% 7/31/17	$ 5,390	$ 5,356
0.75% 10/31/17	4,903	4,915
0.875% 11/30/16	1,361	1,380
0.875% 4/30/17	9	9
0.875% 1/31/18	12,674	12,751
0.875% 7/31/19	5,971	5,883
1.25% 2/29/20	12,338	12,334
1.375% 11/30/15	271	279
1.625% 8/15/22	12,360	12,162
1.75% 5/31/16	7,380	7,701
2.375% 8/31/14	15,000	15,485
2.375% 2/28/15	10,643	11,092
TOTAL U.S. TREASURY OBLIGATIONS		107,807
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $108,382)		108,641
U.S. Government Agency - Mortgage Securities - 1.8%

Fannie Mae - 0.8%
2.559% 6/1/36 (j)	9	10
2.944% 7/1/37 (j)	24	25
3% 4/1/27 to 2/1/43	1,013	1,066
3% 3/1/43 (h)	500	518
3.5% 10/1/40 to 3/1/43	1,459	1,546
3.5% 3/1/43 (h)	400	423
3.5% 3/1/43 (h)	100	106
3.5% 3/1/43 (h)	200	212
3.5% 4/1/43 (h)	200	211
4% 5/1/26 to 2/1/42	763	820
4% 3/1/43 (h)	300	320
4% 3/1/43 (h)	300	320
4% 3/1/43 (h)	300	320
4.5% 12/1/23 to 7/1/41	855	924
5% 12/1/35	752	817
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 6/1/33 to 8/1/37	$ 1,115	$ 1,224
6% 11/1/35 to 8/1/37	657	730
TOTAL FANNIE MAE		9,592
Freddie Mac - 0.5%
3% 2/1/43	100	103
3.439% 10/1/35 (j)	25	27
3.5% 3/1/43 (h)	500	526
4% 10/1/41	333	365
4.5% 5/1/39 to 10/1/41	1,936	2,083
5% 11/1/35 to 11/1/40	1,958	2,139
5.5% 10/1/38	889	964
TOTAL FREDDIE MAC		6,207
Ginnie Mae - 0.5%
3% 12/20/42	796	835
3.5% 11/15/41 to 8/15/42	585	631
4% 1/20/41 to 11/15/41	2,013	2,213
4.5% 5/20/40 to 9/20/40	1,400	1,536
5% 12/15/38 to 8/15/40	1,092	1,207
TOTAL GINNIE MAE		6,422
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $21,958)		22,221
Asset-Backed Securities - 0.2%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6717% 4/25/35 (j)	36	33
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2 Class M2, 0.8767% 4/25/35 (j)	2	2
Ally Master Owner Trust:
Series 2011-1 Class A2, 2.15% 1/15/16	310	314
Series 2011-3 Class A2, 1.81% 5/15/16	280	284
Series 2012-3 Class A2, 1.21% 6/15/17	370	372
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9017% 12/25/33 (j)	3	3
Series 2004-R2 Class M3, 1.0267% 4/25/34 (j)	4	3
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ameriquest Mortgage Securities, Inc. pass-thru certificates: - continued
Series 2005-R2 Class M1, 0.6517% 4/25/35 (j)	$ 93	$ 91
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9817% 3/25/34 (j)	2	2
Series 2004-W11 Class M2, 1.2517% 11/25/34 (j)	25	23
Series 2004-W7 Class M1, 1.0267% 5/25/34 (j)	27	25
Series 2006-W4 Class A2C, 0.3617% 5/25/36 (j)	57	20
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.0267% 4/25/34 (j)	101	94
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6507% 7/20/39 (g)(j)	2	2
Class B, 0.9507% 7/20/39 (g)(j)	12	5
Class C, 1.3007% 7/20/39 (g)(j)	15	0*
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3417% 12/25/36 (j)	82	42
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6567% 4/25/34 (j)	7	3
Series 2004-4 Class M2, 0.9967% 6/25/34 (j)	27	24
Fannie Mae Series 2004-T5 Class AB3, 1.0332% 5/28/35 (j)	2	1
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3767% 8/25/34 (j)	13	10
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0267% 3/25/34 (j)	1	0*
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9367% 1/25/35 (j)	43	18
Class M4, 1.2217% 1/25/35 (j)	16	2
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6681% 2/25/47 (g)(j)	106	72
GE Business Loan Trust:
Series 2003-1 Class A, 0.6312% 4/15/31 (g)(j)	7	7
Series 2006-2A:
Class A, 0.3812% 11/15/34 (g)(j)	33	31
Class B, 0.4812% 11/15/34 (g)(j)	12	10
Class C, 0.5812% 11/15/34 (g)(j)	20	14
Class D, 0.9512% 11/15/34 (g)(j)	8	5
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7517% 9/25/46 (g)(j)	61	61
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.4917% 8/25/33 (j)	29	26
Series 2003-5 Class A2, 0.9017% 12/25/33 (j)	1	1
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3917% 1/25/37 (j)	56	27
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3317% 11/25/36 (j)	$ 56	$ 54
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.64% 12/27/29 (j)	20	19
Series 2006-A Class 2C, 1.46% 3/27/42 (j)	43	2
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5017% 5/25/37 (j)	30	0*
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1767% 7/25/34 (j)	3	3
Series 2006-FM1 Class A2B, 0.3117% 4/25/37 (j)	43	36
Series 2006-OPT1 Class A1A, 0.4617% 6/25/35 (j)	60	53
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5417% 8/25/34 (j)	3	2
Series 2005-NC1 Class M1, 0.6417% 1/25/35 (j)	18	16
Series 2005-NC2 Class B1, 1.3717% 3/25/35 (j)	19	1
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7117% 9/25/35 (j)	65	53
Ocala Funding LLC:
Series 2005-1A Class A, 1.7007% 3/20/10 (d)(g)(j)	25	0
Series 2006-1A Class A, 1.6007% 3/20/11 (d)(g)(j)	53	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4517% 9/25/34 (j)	24	19
Class M4, 1.6517% 9/25/34 (j)	31	9
Series 2005-WCH1 Class M4, 1.0317% 1/25/36 (j)	67	54
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0017% 4/25/33 (j)	0*	0*
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9967% 3/25/35 (j)	54	45
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3547% 3/20/19 (FGIC Insured) (g)(j)	12	12
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.258% 6/15/33 (j)	57	39
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9267% 9/25/34 (j)	3	1
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0617% 9/25/34 (j)	1	1
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.865% 4/6/42 (g)(j)	60	1
Whinstone Capital Management Ltd. Series 1A Class B3, 2.101% 10/25/44 (g)(j)	81	71
TOTAL ASSET-BACKED SECURITIES (Cost $1,769)		2,118
Collateralized Mortgage Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.1%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7617% 1/25/35 (j)	$ 75	$ 72
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6313% 10/25/34 (j)	42	44
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.4007% 12/20/54 (g)(j)	271	231
Series 2006-2 Class C1, 1.1407% 12/20/54 (j)	242	206
Series 2006-3 Class C2, 1.2007% 12/20/54 (j)	50	43
Series 2006-4:
Class B1, 0.3807% 12/20/54 (j)	169	158
Class C1, 0.9607% 12/20/54 (j)	103	88
Class M1, 0.5407% 12/20/54 (j)	44	39
Series 2007-1:
Class 1C1, 0.8007% 12/20/54 (j)	84	71
Class 1M1, 0.5007% 12/20/54 (j)	54	48
Class 2C1, 1.0607% 12/20/54 (j)	38	32
Class 2M1, 0.7007% 12/20/54 (j)	70	63
Series 2007-2 Class 2C1, 1.0622% 12/17/54 (j)	97	83
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.752% 1/20/44 (j)	19	19
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.5367% 8/25/36 (j)	67	54
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4117% 5/25/47 (j)	31	22
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3717% 2/25/37 (j)	47	40
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4917% 7/25/35 (j)	79	76
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5492% 7/10/35 (g)(j)	20	18
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6517% 6/25/33 (g)(j)	3	3
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3885% 7/20/34 (j)	1	1
Structured Asset Securities Corp. Series 2003-15A Class 4A, 4.7816% 4/25/33 (j)	12	12
TOTAL PRIVATE SPONSOR		1,423
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class Series 2002-9 Class PC, 6% 3/25/17	$ 11	$ 12
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $414)		1,435
Commercial Mortgage Securities - 1.3%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4302% 2/14/43 (j)(l)	32	1
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38	75	76
Series 2005-1 Class A3, 4.877% 11/10/42	12	12
Series 2006-2 Class AAB, 5.7141% 5/10/45 (j)	51	54
Series 2006-5:
Class A2, 5.317% 9/10/47	212	212
Class A3, 5.39% 9/10/47	105	110
Series 2006-6 Class A3, 5.369% 10/10/45	150	163
Series 2007-4 Class A3, 5.806% 2/10/51 (j)	50	53
Series 2001-3 Class H, 6.562% 4/11/37 (g)	42	42
Series 2005-3 Class A3B, 5.09% 7/10/43 (j)	233	244
Series 2006-6 Class E, 5.619% 10/10/45 (g)	43	4
Series 2007-3:
Class A3, 5.5925% 6/10/49 (j)	125	125
Class A4, 5.5925% 6/10/49 (j)	156	179
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	164	187
Banc of America Large Loan, Inc. floater Series 2006-BIX1 Class G, 0.5312% 10/15/19 (g)(j)	16	16
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0517% 12/25/33 (g)(j)	2	2
Series 2005-3A:
Class A2, 0.6017% 11/25/35 (g)(j)	19	16
Class M1, 0.6417% 11/25/35 (g)(j)	3	2
Class M2, 0.6917% 11/25/35 (g)(j)	3	2
Class M3, 0.7117% 11/25/35 (g)(j)	3	2
Class M4, 0.8017% 11/25/35 (g)(j)	4	2
Series 2005-4A:
Class A2, 0.5917% 1/25/36 (g)(j)	54	42
Class B1, 1.6017% 1/25/36 (g)(j)	5	1
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2005-4A: - continued
Class M1, 0.6517% 1/25/36 (g)(j)	$ 17	$ 10
Class M2, 0.6717% 1/25/36 (g)(j)	5	3
Class M3, 0.7017% 1/25/36 (g)(j)	8	4
Class M4, 0.8117% 1/25/36 (g)(j)	4	2
Class M5, 0.8517% 1/25/36 (g)(j)	4	1
Class M6, 0.9017% 1/25/36 (g)(j)	4	1
Series 2006-1:
Class A2, 0.5617% 4/25/36 (g)(j)	8	7
Class M1, 0.5817% 4/25/36 (g)(j)	3	2
Class M2, 0.6017% 4/25/36 (g)(j)	3	2
Class M3, 0.6217% 4/25/36 (g)(j)	3	2
Class M4, 0.7217% 4/25/36 (g)(j)	2	1
Class M5, 0.7617% 4/25/36 (g)(j)	1	1
Class M6, 0.8417% 4/25/36 (g)(j)	3	1
Series 2006-2A:
Class A1, 0.4317% 7/25/36 (g)(j)	141	110
Class A2, 0.4817% 7/25/36 (g)(j)	7	6
Class B1, 1.0717% 7/25/36 (g)(j)	3	0*
Class M1, 0.5117% 7/25/36 (g)(j)	8	4
Class M2, 0.5317% 7/25/36 (g)(j)	5	2
Class M3, 0.5517% 7/25/36 (g)(j)	5	2
Class M4, 0.6217% 7/25/36 (g)(j)	3	1
Class M5, 0.6717% 7/25/36 (g)(j)	4	1
Class M6, 0.7417% 7/25/36 (g)(j)	6	1
Series 2006-3A:
Class M4, 0.6317% 10/25/36 (g)(j)	6	1
Class M5, 0.6817% 10/25/36 (g)(j)	7	0*
Series 2006-4A Class M6, 0.7217% 12/25/36 (g)(j)	4	0*
Series 2007-1 Class A2, 0.4717% 3/25/37 (g)(j)	29	17
Series 2007-2A:
Class A1, 0.4717% 7/25/37 (g)(j)	28	20
Class A2, 0.5217% 7/25/37 (g)(j)	26	13
Class M1, 0.5717% 7/25/37 (g)(j)	9	3
Class M2, 0.6117% 7/25/37 (g)(j)	5	1
Class M3, 0.6917% 7/25/37 (g)(j)	5	0*
Class M4, 0.8517% 7/25/37 (g)(j)	10	1
Class M5, 0.9517% 7/25/37 (g)(j)	9	0*
Class M6, 1.2017% 7/25/37 (g)(j)	6	0*
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2007-3:
Class A2, 0.4917% 7/25/37 (g)(j)	$ 32	$ 17
Class B1, 1.1517% 7/25/37 (g)(j)	6	0*
Class B2, 1.8017% 7/25/37 (g)(j)	3	0*
Class M1, 0.5117% 7/25/37 (g)(j)	6	2
Class M2, 0.5417% 7/25/37 (g)(j)	6	2
Class M3, 0.5717% 7/25/37 (g)(j)	10	2
Class M4, 0.7017% 7/25/37 (g)(j)	15	3
Class M5, 0.8017% 7/25/37 (g)(j)	8	1
Class M6, 1.0017% 7/25/37 (g)(j)	6	1
Series 2007-4A:
Class M1, 1.1517% 9/25/37 (g)(j)	11	1
Class M2, 1.2517% 9/25/37 (g)(j)	11	1
Class M4, 1.8017% 9/25/37 (g)(j)	27	1
Class M5, 1.9517% 9/25/37 (g)(j)	17	1
Series 2007-5A, Class IO, 4.186% 10/25/37 (g)(j)(l)	300	25
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8512% 3/15/19 (g)(j)	17	17
Class J, 1.0512% 3/15/19 (g)(j)	18	18
Series 2007-BBA8:
Class D, 0.4512% 3/15/22 (g)(j)	25	23
Class E, 0.5012% 3/15/22 (g)(j)	128	118
Class F, 0.5512% 3/15/22 (g)(j)	78	71
Class G, 0.6012% 3/15/22 (g)(j)	20	18
Class H, 0.7512% 3/15/22 (g)(j)	25	22
Class J, 0.9012% 3/15/22 (g)(j)	25	21
sequential payer:
Series 2004-PWR3 Class A3, 4.487% 2/11/41	2	2
Series 2007-PW16 Class A4, 5.7166% 6/11/40 (j)	44	51
Series 2006-PW13 Class A3, 5.518% 9/11/41	265	270
Series 2006-PW14 Class X2, 0.6687% 12/11/38 (g)(j)(l)	708	4
Series 2006-T22 Class A4, 5.5728% 4/12/38 (j)	9	10
Series 2007-PW18 Class X2, 0.3087% 6/11/50 (g)(j)(l)	4,853	42
Series 2007-T28 Class X2, 0.1575% 9/11/42 (g)(j)(l)	2,645	12
C-BASS Trust floater Series 2006-SC1 Class A, 0.4717% 5/25/36 (g)(j)	29	27
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (g)	$ 88	$ 92
Class XCL, 1.3266% 5/15/35 (g)(j)(l)	296	5
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2 Class H, 0.5712% 8/15/21 (g)(j)	4	4
Series 2008-C7 Class A2B, 6.0632% 12/10/49 (j)	45	45
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	430	488
Series 2007-CD4 Class A3, 5.293% 12/11/49	73	75
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8027% 5/15/46 (j)	75	80
Series 2006-C1 Class B, 5.359% 8/15/48	225	26
Series 2007-C2 Class B, 5.617% 4/15/47 (j)	84	37
COMM pass-thru certificates:
floater:
Series 2001-J2A Class A2F, 0.7022% 7/16/34 (g)(j)	0*	0*
Series 2005-F10A Class J, 1.0512% 4/15/17 (g)(j)	6	5
Series 2005-FL11:
Class C, 0.5012% 11/15/17 (g)(j)	46	44
Class D, 0.5412% 11/15/17 (g)(j)	2	2
Class E, 0.5912% 11/15/17 (g)(j)	9	8
Class F, 0.6512% 11/15/17 (g)(j)	7	6
Class G, 0.7012% 11/15/17 (g)(j)	5	4
Series 2006-FL12 Class AJ, 0.3312% 12/15/20 (g)(j)	107	103
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	214	219
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (g)	93	93
Class AJFX, 5.478% 2/5/19 (g)	200	201
Commercial Mortgage pass-thru certificates Series 2004-LB4A Class A5, 4.84% 10/15/37	600	630
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (j)	21	21
Series 2006-C4 Class AAB, 5.439% 9/15/39	119	120
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)	68	77
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5512% 4/15/22 (g)(j)	268	235
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	$ 32	$ 33
Series 2001-CK6 Class AX, 1.0608% 8/15/36 (j)(l)	16	0*
Series 2001-CKN5 Class AX, 1.5108% 9/15/34 (g)(j)(l)	67	0*
Series 2006-C1 Class A3, 5.4088% 2/15/39 (j)	228	230
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3512% 2/15/22 (g)(j)	28	27
Class C:
0.3712% 2/15/22 (g)(j)	84	79
0.4712% 2/15/22 (g)(j)	30	28
Class F, 0.5212% 2/15/22 (g)(j)	60	56
sequential payer Series 2007-C1 Class A2, 5.268% 2/15/40	37	37
Series 2007-C1:
Class ASP, 0.381% 2/15/40 (j)(l)	1,088	4
Class B, 5.487% 2/15/40 (g)(j)	115	17
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	443	503
Series 2001-1 Class X1, 1.8773% 5/15/33 (g)(j)(l)	35	1
Series 2007-C1 Class XP, 0.1604% 12/10/49 (j)(l)	546	1
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3892% 11/5/21 (g)(j)	28	27
sequential payer Series 2007-GG11 Class A2, 5.597% 12/10/49	95	96
Series 2007-GG11 Class A1, 0.2381% 12/10/49 (g)(j)(l)	1,198	6
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.5777% 6/6/20 (g)(j)	14	14
Class F, 0.6477% 6/6/20 (g)(j)	38	38
Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (g)(j)	160	160
Class C, 2.0056% 3/6/20 (g)(j)	44	44
Class D, 2.2018% 3/6/20 (g)(j)	117	118
Class F, 2.6334% 3/6/20 (g)(j)	4	4
Class G, 2.7903% 3/6/20 (g)(j)	2	2
Series 2006-GG6 Class A2, 5.506% 4/10/38	164	170
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	$ 17	$ 17
Series 2007-GG10 Class A2, 5.778% 8/10/45	16	17
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.3712% 11/15/18 (g)(j)	37	36
Class C, 0.4112% 11/15/18 (g)(j)	26	25
Class D, 0.4312% 11/15/18 (g)(j)	8	7
Class E, 0.4812% 11/15/18 (g)(j)	11	10
Class F, 0.5312% 11/15/18 (g)(j)	17	15
Class G, 0.5612% 11/15/18 (g)(j)	14	12
Class H, 0.7012% 11/15/18 (g)(j)	11	9
sequential payer:
Series 2006-CB14 Class A3B, 5.4965% 12/12/44 (j)	117	119
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (j)	21	22
Class A3, 5.336% 5/15/47	31	35
Series 2007-LD11 Class A2, 5.7974% 6/15/49 (j)	114	117
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	76	77
Class A3, 5.42% 1/15/49	414	473
Series 2005-LDP3 Class A3, 4.959% 8/15/42	84	84
Series 2006-CB17 Class A3, 5.45% 12/12/43	14	14
Series 2007-CB18 Class A3, 5.447% 6/12/47 (j)	51	52
Series 2007-CB19:
Class B, 5.7259% 2/12/49 (j)	6	2
Class C, 5.7259% 2/12/49 (j)	17	5
Class D, 5.7259% 2/12/49 (j)	18	3
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (j)	6	0*
Class ES, 5.562% 1/15/49 (g)(j)	39	2
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8939% 7/15/44 (j)	58	67
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	1	1
Series 2006-C6:
Class A2, 5.262% 9/15/39 (j)	1	1
Class A4, 5.372% 9/15/39	34	39
Series 2006-C7 Class A2, 5.3% 11/15/38	43	46
Series 2007-C1 Class A4, 5.424% 2/15/40	210	240
Series 2006-C6 Class XCP, 0.6751% 9/15/39 (j)(l)	288	1
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2007-C1 Class XCP, 0.4249% 2/15/40 (j)(l)	$ 102	$ 0*
Series 2007-C6 Class A4, 5.858% 7/15/40 (j)	94	109
Series 2007-C7:
Class A3, 5.866% 9/15/45	75	87
Class XCP, 0.2757% 9/15/45 (j)(l)	4,704	24
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4312% 9/15/21 (g)(j)	24	24
Class E, 0.4912% 9/15/21 (g)(j)	86	83
Class F, 0.5412% 9/15/21 (g)(j)	52	49
Class G, 0.5612% 9/15/21 (g)(j)	102	96
Class H, 0.6012% 9/15/21 (g)(j)	26	24
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4232% 1/12/44 (g)(j)	65	46
Series 2006-C1 Class A2, 5.683% 5/12/39 (j)	30	30
Series 2007-C1 Class A4, 5.8505% 6/12/50 (j)	284	329
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3202% 12/12/49 (j)	4	4
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (j)	48	50
Series 2007-5:
Class A3, 5.364% 8/12/48	497	507
Class A4, 5.378% 8/12/48	3	3
Series 2007-6 Class A4, 5.485% 3/12/51 (j)	550	626
Series 2007-7 Class A4, 5.7411% 6/12/50 (j)	263	301
Series 2006-3 Class ASB, 5.382% 7/12/46 (j)	222	228
Series 2006-4 Class XP, 0.6175% 12/12/49 (j)(l)	832	9
Series 2007-6 Class B, 5.635% 3/12/51 (j)	75	18
Series 2007-7 Class B, 5.7411% 6/12/50 (j)	7	0*
Series 2007-8 Class A3, 5.9357% 8/12/49 (j)	65	75
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.402% 7/15/19 (g)(j)	16	6
Series 2007-XLFA:
Class C, 0.362% 10/15/20 (g)(j)	43	41
Class D, 0.392% 10/15/20 (g)(j)	30	28
Class E, 0.452% 10/15/20 (g)(j)	38	34
Class F, 0.502% 10/15/20 (g)(j)	23	20
Class G, 0.542% 10/15/20 (g)(j)	28	23
Class H, 0.632% 10/15/20 (g)(j)	18	12
Class J, 0.782% 10/15/20 (g)(j)	10	4
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	$ 64	$ 65
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (j)	38	39
Series 2006-IQ11:
Class A3, 5.657% 10/15/42 (j)	13	13
Class A4, 5.693% 10/15/42 (j)	23	26
Series 2006-T23 Class A3, 5.815% 8/12/41 (j)	38	39
Series 2007-HQ12 Class A2, 5.5917% 4/12/49 (j)	372	382
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (j)	113	130
Class B, 5.7489% 4/15/49 (j)	18	5
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)	596	751
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.4812% 9/15/21 (g)(j)	78	73
Class F, 0.5412% 9/15/21 (g)(j)	85	79
Class G, 0.5612% 9/15/21 (g)(j)	80	73
Class J, 0.8012% 9/15/21 (g)(j)	18	14
Series 2007-WHL8:
Class F, 0.6812% 6/15/20 (g)(j)	168	149
Class LXR1, 0.9012% 6/15/20 (g)(j)	9	8
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (g)	0*	0*
Series 2003-C8 Class A3, 4.445% 11/15/35	79	80
Series 2006-C29 Class A3, 5.313% 11/15/48	199	204
Series 2007-C30:
Class A3, 5.246% 12/15/43	20	21
Class A4, 5.305% 12/15/43	377	413
Series 2007-C32 Class A3, 5.7388% 6/15/49 (j)	127	146
Series 2007-C33 Class A5, 5.9245% 2/15/51 (j)	50	58
Series 2003-C6 Class G, 5.125% 8/15/35 (g)(j)	36	36
Series 2005-C19 Class B, 4.892% 5/15/44	75	79
Series 2005-C22:
Class B, 5.3875% 12/15/44 (j)	166	114
Class F, 5.3875% 12/15/44 (g)(j)	125	35
Series 2007-C30 Class XP, 0.4747% 12/15/43 (g)(j)(l)	628	3
Series 2007-C31 Class C, 5.6823% 4/15/47 (j)	21	12
Series 2007-C31A Class A2, 5.421% 4/15/47	1,155	1,162
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C32:
Class D, 5.7388% 6/15/49 (j)	$ 56	$ 15
Class E, 5.7388% 6/15/49 (j)	89	22
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $12,260)		15,549
Municipal Securities - 0.6%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (j)	100	104
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	70	98
7.3% 10/1/39	60	84
7.5% 4/1/34	465	649
7.55% 4/1/39	500	727
7.6% 11/1/40	895	1,321
7.625% 3/1/40	150	219
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	315	410
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	1,105	1,089
Series 2010, 4.421% 1/1/15	260	274
Series 2010-1, 6.63% 2/1/35	320	363
Series 2010-3:
6.725% 4/1/35	475	544
7.35% 7/1/35	220	266
Series 2011:
5.665% 3/1/18	130	149
5.877% 3/1/19	300	345
TOTAL MUNICIPAL SECURITIES (Cost $6,291)		6,642
Foreign Government and Government Agency Obligations - 0.0%

United Mexican States 4.75% 3/8/44 (Cost $386)	352	369
Fixed-Income Funds - 10.1%
	Shares	Value (000s)
Fidelity High Income Central Fund 2 (k)	268,035	$ 31,430
Fidelity Mortgage Backed Securities Central Fund (k)	842,657	91,925
TOTAL FIXED-INCOME FUNDS (Cost $114,572)		123,355
Money Market Funds - 4.6%

Fidelity Cash Central Fund, 0.16% (b)	53,544,287	53,544
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	1,773,814	1,774
TOTAL MONEY MARKET FUNDS (Cost $55,318)		55,318
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $1,081,000)		1,224,139
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(6,349)
NET ASSETS - 100%		$ 1,217,790
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 3/1/43	$ (200)	(207)
3.5% 3/1/43	(100)	(106)
3.5% 3/1/43	(100)	(106)
3.5% 3/1/43	(200)	(212)
3.5% 3/1/43	(200)	(212)
4% 3/1/43	(800)	(851)
4% 3/1/43	(300)	(320)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.5% 3/1/43	$ (200)	$ (215)
5% 3/1/43	(400)	(433)
TOTAL FANNIE MAE		(2,662)
Freddie Mac
3% 3/1/43	(100)	(103)
5% 3/1/43	(1,000)	(1,077)
TOTAL FREDDIE MAC		(1,180)
TOTAL TBA SALE COMMITMENTS (Proceeds $3,834)		$ (3,842)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
130 CME E-mini S&P 500 Index Contracts	March 2013	$ 9,836	$ 574

The face value of futures purchased as a percentage of net assets is 0.8%
Swap Agreements
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2) (000s)	Value (000s)(1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Credit Suisse	2.5%	$ 66	$ (61)	$ -	$ (61)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,951,000 or 1.4% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $570,000.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(m) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(n) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,128,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Jumptap, Inc. Series G	6/29/12	$ 359
Legend Pictures LLC	9/23/10	$ 311

* Amount represents less than $1,000.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 40
Fidelity High Income Central Fund 2	944
Fidelity Mortgage Backed Securities Central Fund	925
Fidelity Securities Lending Cash Central Fund	5
Total	$ 1,914
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 29,607	$ 944	$ -	$ 31,430	4.0%
Fidelity Mortgage Backed Securities Central Fund	104,612	925	13,009	91,925	0.6%
Total	$ 134,219	$ 1,869	$ 13,009	$ 123,355
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 85,162	$ 84,034	$ -	$ 1,128
Consumer Staples	89,634	86,277	3,357	-
Energy	88,175	88,175	-	-
Financials	123,840	122,970	870	-
Health Care	97,636	97,636	-	-
Industrials	87,250	87,250	-	-
Information Technology	150,159	149,595	564	-
Materials	27,865	27,865	-	-
Telecommunication Services	19,083	19,083	-	-
Utilities	27,868	27,868	-	-
Corporate Bonds	91,819	-	91,808	11
U.S. Government and Government Agency Obligations	108,641	-	108,641	-
U.S. Government Agency - Mortgage Securities	22,221	-	22,221	-
Asset-Backed Securities	2,118	-	1,880	238
Collateralized Mortgage Obligations	1,435	-	1,435	-
Commercial Mortgage Securities	15,549	-	15,535	14
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Municipal Securities	$ 6,642	$ -	$ 6,642	$ -
Foreign Government and Government Agency Obligations	369	-	369	-
Fixed-Income Funds	123,355	123,355	-	-
Money Market Funds	55,318	55,318	-	-
Total Investments in Securities:	$ 1,224,139	$ 969,426	$ 253,322	$ 1,391
Derivative Instruments:
Assets
Futures Contracts	$ 574	$ 574	$ -	$ -
Liabilities
Swap Agreements	$ (61)	$ -	$ (61)	$ -
Total Derivative Instruments:	$ 513	$ 574	$ (61)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (3,842)	$ -	$ (3,842)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swap Agreements (b)	$ -	$ (61)
Equity Risk
Futures Contracts (a)	574	-
Total Value of Derivatives	$ 574	$ (61)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	18.4%
AAA,AA,A	3.3%
BBB	5.7%
BB	1.1%
B	1.5%
CCC,CC,C	0.3%
D	0.0%*
Not Rated	0.1%
Equities	65.5%
Short-Term Investments and Net Other Assets	4.1%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

* Amount represents less than 0.1%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,771) - See accompanying schedule: Unaffiliated issuers (cost $911,110)	$ 1,045,466
Fidelity Central Funds (cost $169,890)	178,673
Total Investments (cost $1,081,000)		$ 1,224,139
Cash		33
Receivable for investments sold, regular delivery		8,170
Receivable for TBA sale commitments		3,834
Receivable for fund shares sold		572
Dividends receivable		1,226
Interest receivable		1,545
Distributions receivable from Fidelity Central Funds		6
Prepaid expenses		2
Other receivables		81
Total assets		1,239,608

Liabilities
Payable for investments purchased Regular delivery	$ 9,149
Delayed delivery	2,951
TBA sale commitments, at value	3,842
Payable for swap agreements	2
Payable for fund shares redeemed	2,804
Swap agreements, at value	61
Accrued management fee	412
Distribution and service plan fees payable	462
Payable for daily variation margin on futures contracts	16
Other affiliated payables	246
Other payables and accrued expenses	99
Collateral on securities loaned, at value	1,774
Total liabilities		21,818

Net Assets		$ 1,217,790
Net Assets consist of:
Paid in capital		$ 1,076,983
Undistributed net investment income		2,312
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,147)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		143,642
Net Assets		$ 1,217,790

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($251,153 ÷ 14,700.9 shares)	$ 17.08

Maximum offering price per share (100/94.25 of $17.08)	$ 18.12
Class T: Net Asset Value and redemption price per share ($782,965 ÷ 45,456.3 shares)	$ 17.22

Maximum offering price per share (100/96.50 of $17.22)	$ 17.84
Class B: Net Asset Value and offering price per share ($13,637 ÷ 798.4 shares)A	$ 17.08

Class C: Net Asset Value and offering price per share ($86,195 ÷ 5,067.6 shares)A	$ 17.01

Institutional Class: Net Asset Value, offering price and redemption price per share ($83,840 ÷ 4,836.2 shares)	$ 17.34

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 28, 2013 (Unaudited)

Investment Income
Dividends		$ 6,945
Interest		4,082
Income from Fidelity Central Funds		1,914
Total income		12,941

Expenses
Management fee	$ 2,392
Transfer agent fees	1,228
Distribution and service plan fees	2,692
Accounting and security lending fees	243
Custodian fees and expenses	54
Independent trustees' compensation	4
Registration fees	55
Audit	51
Legal	5
Miscellaneous	5
Total expenses before reductions	6,729
Expense reductions	(107)	6,622
Net investment income (loss)		6,319
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29,841
Fidelity Central Funds	1,128
Futures contracts	228
Swap agreements	(6)
Total net realized gain (loss)		31,191
Change in net unrealized appreciation (depreciation) on: Investment securities	24,021
Assets and liabilities in foreign currencies	(1)
Futures contracts	407
Swap agreements	9
Delayed delivery commitments	23
Total change in net unrealized appreciation (depreciation)		24,459
Net gain (loss)		55,650
Net increase (decrease) in net assets resulting from operations		$ 61,969

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2013 (Unaudited)	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,319	$ 14,700
Net realized gain (loss)	31,191	38,106
Change in net unrealized appreciation (depreciation)	24,459	63,324
Net increase (decrease) in net assets resulting from operations	61,969	116,130
Distributions to shareholders from net investment income	(6,844)	(14,297)
Share transactions - net increase (decrease)	16,183	27,655
Total increase (decrease) in net assets	71,308	129,488

Net Assets
Beginning of period	1,146,482	1,016,994
End of period (including undistributed net investment income of $2,312 and undistributed net investment income of $2,837, respectively)	$ 1,217,790	$ 1,146,482

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.31	$ 14.83	$ 13.29	$ 12.61	$ 14.55	$ 17.37
Income from Investment Operations
Net investment income (loss) E	.10	.24	.23	.24	.25	.29
Net realized and unrealized gain (loss)	.78	1.48	1.55	.70	(1.93)	(1.42)
Total from investment operations	.88	1.72	1.78	.94	(1.68)	(1.13)
Distributions from net investment income	(.11)	(.24)	(.23)	(.24)	(.21)	(.36)
Distributions from net realized gain	-	-	(.01)	(.02)	(.05)	(1.33)
Total distributions	(.11)	(.24)	(.24)	(.26) I	(.26)	(1.69)
Net asset value, end of period	$ 17.08	$ 16.31	$ 14.83	$ 13.29	$ 12.61	$ 14.55
Total Return B, C, D	5.44%	11.72%	13.34%	7.44%	(11.30)%	(7.52)%
Ratios to Average Net Assets F, H
Expenses before reductions	.96% A	.98%	1.00%	1.00%	1.06%	.98%
Expenses net of fee waivers, if any	.96% A	.98%	1.00%	1.00%	1.06%	.98%
Expenses net of all reductions	.94% A	.98%	.99%	.99%	1.06%	.97%
Net investment income (loss)	1.26% A	1.56%	1.53%	1.76%	2.24%	1.82%
Supplemental Data
Net assets, end of period (in millions)	$ 251	$ 249	$ 215	$ 203	$ 213	$ 270
Portfolio turnover rate G	114% A	124%	146% J	116%	215% J	103% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.26 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.015 per share.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.44	$ 14.95	$ 13.40	$ 12.70	$ 14.66	$ 17.49
Income from Investment Operations
Net investment income (loss) E	.09	.21	.20	.21	.23	.25
Net realized and unrealized gain (loss)	.79	1.49	1.56	.72	(1.95)	(1.44)
Total from investment operations	.88	1.70	1.76	.93	(1.72)	(1.19)
Distributions from net investment income	(.10)	(.21)	(.20)	(.21)	(.19)	(.31)
Distributions from net realized gain	-	-	(.01)	(.02)	(.05)	(1.33)
Total distributions	(.10)	(.21)	(.21)	(.23) I	(.24)	(1.64)
Net asset value, end of period	$ 17.22	$ 16.44	$ 14.95	$ 13.40	$ 12.70	$ 14.66
Total Return B, C, D	5.35%	11.44%	13.09%	7.32%	(11.54)%	(7.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.17% A	1.19%	1.20%	1.23%	1.29%	1.20%
Expenses net of fee waivers, if any	1.17% A	1.19%	1.20%	1.23%	1.29%	1.20%
Expenses net of all reductions	1.15% A	1.18%	1.19%	1.21%	1.29%	1.20%
Net investment income (loss)	1.04% A	1.36%	1.33%	1.54%	2.01%	1.59%
Supplemental Data
Net assets, end of period (in millions)	$ 783	$ 737	$ 673	$ 619	$ 621	$ 778
Portfolio turnover rate G	114% A	124%	146% J	116%	215% J	103% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.23 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.015 per share.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.30	$ 14.81	$ 13.27	$ 12.58	$ 14.51	$ 17.32
Income from Investment Operations
Net investment income (loss) E	.04	.12	.11	.13	.16	.16
Net realized and unrealized gain (loss)	.78	1.47	1.54	.71	(1.92)	(1.43)
Total from investment operations	.82	1.59	1.65	.84	(1.76)	(1.27)
Distributions from net investment income	(.04)	(.10)	(.10)	(.13)	(.13)	(.21)
Distributions from net realized gain	-	-	(.01)	(.02)	(.04)	(1.33)
Total distributions	(.04)	(.10)	(.11)	(.15) I	(.17)	(1.54)
Net asset value, end of period	$ 17.08	$ 16.30	$ 14.81	$ 13.27	$ 12.58	$ 14.51
Total Return B, C, D	5.05%	10.78%	12.42%	6.66%	(11.98)%	(8.31)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.78% A	1.78%	1.80%	1.82%	1.83%	1.79%
Expenses net of fee waivers, if any	1.78% A	1.78%	1.80%	1.82%	1.83%	1.79%
Expenses net of all reductions	1.76% A	1.78%	1.79%	1.81%	1.83%	1.78%
Net investment income (loss)	.44% A	.76%	.73%	.94%	1.46%	1.00%
Supplemental Data
Net assets, end of period (in millions)	$ 14	$ 15	$ 19	$ 24	$ 29	$ 45
Portfolio turnover rate G	114% A	124%	146% J	116%	215% J	103% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.15 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.015 per share.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.24	$ 14.77	$ 13.23	$ 12.55	$ 14.49	$ 17.30
Income from Investment Operations
Net investment income (loss) E	.04	.13	.12	.13	.17	.16
Net realized and unrealized gain (loss)	.78	1.46	1.55	.71	(1.93)	(1.41)
Total from investment operations	.82	1.59	1.67	.84	(1.76)	(1.25)
Distributions from net investment income	(.05)	(.12)	(.12)	(.15)	(.13)	(.23)
Distributions from net realized gain	-	-	(.01)	(.02)	(.05)	(1.33)
Total distributions	(.05)	(.12)	(.13)	(.16) I	(.18)	(1.56)
Net asset value, end of period	$ 17.01	$ 16.24	$ 14.77	$ 13.23	$ 12.55	$ 14.49
Total Return B, C, D	5.07%	10.81%	12.59%	6.69%	(12.02)%	(8.22)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.71% A	1.73%	1.74%	1.76%	1.82%	1.74%
Expenses net of fee waivers, if any	1.71% A	1.73%	1.74%	1.76%	1.82%	1.74%
Expenses net of all reductions	1.70% A	1.72%	1.73%	1.75%	1.81%	1.74%
Net investment income (loss)	.50% A	.81%	.79%	1.00%	1.48%	1.05%
Supplemental Data
Net assets, end of period (in millions)	$ 86	$ 80	$ 69	$ 62	$ 61	$ 79
Portfolio turnover rate G	114% A	124%	146% J	116%	215% J	103% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.16 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.015 per share.

J The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2013	Years ended August 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.55	$ 15.06	$ 13.49	$ 12.79	$ 14.76	$ 17.60
Income from Investment Operations
Net investment income (loss) D	.13	.29	.28	.28	.28	.33
Net realized and unrealized gain (loss)	.80	1.49	1.57	.72	(1.95)	(1.44)
Total from investment operations	.93	1.78	1.85	1.00	(1.67)	(1.11)
Distributions from net investment income	(.14)	(.29)	(.27)	(.28)	(.25)	(.40)
Distributions from net realized gain	-	-	(.01)	(.02)	(.05)	(1.33)
Total distributions	(.14)	(.29)	(.28)	(.30) H	(.30)	(1.73)
Net asset value, end of period	$ 17.34	$ 16.55	$ 15.06	$ 13.49	$ 12.79	$ 14.76
Total Return B, C	5.63%	11.96%	13.69%	7.81%	(11.07)%	(7.29)%
Ratios to Average Net Assets E, G
Expenses before reductions	.69% A	.70%	.71%	.73%	.79%	.71%
Expenses net of fee waivers, if any	.69% A	.70%	.71%	.73%	.79%	.71%
Expenses net of all reductions	.67% A	.70%	.70%	.72%	.78%	.70%
Net investment income (loss)	1.52% A	1.84%	1.82%	2.03%	2.51%	2.09%
Supplemental Data
Net assets, end of period (in millions)	$ 84	$ 66	$ 42	$ 34	$ 24	$ 29
Portfolio turnover rate F	114% A	124%	146% J	116%	215% J	103% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.30 per share is comprised of distributions from net investment income of $.283 and distributions from net realized gain of $.015 per share.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

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2. Investments in Fidelity Central Funds - continued

The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Options Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency - continued

foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 149,203
Gross unrealized depreciation	(9,591)
Net unrealized appreciation (depreciation) on securities and other investments	$ 139,612

Tax cost	$ 1,084,527

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At August 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2018	$ (25,212)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

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3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (6)	$ 9
Equity Risk
Futures Contracts	228	407
Interest Rate Risk

Totals (a)	$ 222	$ 416

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Semiannual Report

4. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Credit Default Swaps - continued

payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $363,703 and $351,842, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .41% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the and Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 313	$ 9
Class T	.25%	.25%	1,893	30
Class B	.75%	.25%	73	55
Class C	.75%	.25%	413	69
			$ 2,692	$ 163

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 42
Class T	14
Class B*	10
Class C*	7
$ 73

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 289.23
Class T	739.20
Class B	22.30
Class C	98.24
Institutional Class	80.21
	$ 1,228

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees - continued

administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $5. During the period, there were no securities loaned to FCM.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $107 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2013	Year ended August 31, 2012
From net investment income
Class A	$ 1,702	$ 3,516
Class T	4,267	9,160
Class B	37	110
Class C	259	559
Institutional Class	579	952
Total	$ 6,844	$ 14,297

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2013	Year ended August 31, 2012	Six months ended February 28, 2013	Year ended August 31, 2012
Class A
Shares sold	1,770	3,904	$ 29,395	$ 60,588
Reinvestment of distributions	98	218	1,609	3,329
Shares redeemed	(2,422)	(3,340)	(40,223)	(51,423)
Net increase (decrease)	(554)	782	$ (9,219)	$ 12,494
Class T
Shares sold	5,536	11,067	$ 92,967	$ 172,863
Reinvestment of distributions	248	569	4,097	8,748
Shares redeemed	(5,163)	(11,814)	(86,709)	(183,862)
Net increase (decrease)	621	(178)	$ 10,355	$ (2,251)
Class B
Shares sold	22	87	$ 368	$ 1,346
Reinvestment of distributions	2	7	33	100
Shares redeemed	(169)	(407)	(2,821)	(6,287)
Net increase (decrease)	(145)	(313)	$ (2,420)	$ (4,841)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2013	Year ended August 31, 2012	Six months ended February 28, 2013	Year ended August 31, 2012
Class C
Shares sold	656	1,141	$ 10,880	$ 17,545
Reinvestment of distributions	14	33	236	505
Shares redeemed	(504)	(921)	(8,356)	(14,116)
Net increase (decrease)	166	253	$ 2,760	$ 3,934
Institutional Class
Shares sold	1,442	2,144	$ 24,386	$ 33,714
Reinvestment of distributions	34	60	563	930
Shares redeemed	(606)	(1,029)	(10,242)	(16,325)
Net increase (decrease)	870	1,175	$ 14,707	$ 18,319

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AIG-USAN-0413
1.786777.110

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 24, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 24, 2013